UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 87.9%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc.(a)	42	$5,361
Curtiss-Wright Corp.(a)	82	5,405
Esterline Technologies Corp.(a)*	49	5,452
General Dynamics Corp.(a)	43	5,465
Huntington Ingalls Industries, Inc.(a)	52	5,419
Lockheed Martin Corp.(a)	30	5,483
Northrop Grumman Corp.(a)	41	5,402
Spirit AeroSystems Holdings, Inc., Class A(a)*	142	5,405
Textron, Inc.	151	5,434
TransDigm Group, Inc.	29	5,346
		54,172
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	33	5,328

Airlines - 2.6%
Alaska Air Group, Inc.	124	5,399
Delta Air Lines, Inc.(a)	149	5,386
JetBlue Airways Corp.*	510	5,416
Southwest Airlines Co.	160	5,403
Spirit Airlines, Inc.(a)*	78	5,393
United Continental Holdings, Inc.*	116	5,428
		32,425
Auto Components - 0.9%
Lear Corp.(a)	62	5,357
Visteon Corp.(a)*	56	5,446
		10,803
Automobiles - 0.5%
Tesla Motors, Inc.(a)*	23	5,582

Banks - 1.8%
Comerica, Inc.	109	5,435
PacWest Bancorp	131	5,401
Signature Bank(a)*	48	5,379
SVB Financial Group(a)*	48	5,380
		21,595
Beverages - 1.8%
Constellation Brands, Inc., Class A(a)*	62	5,404
Dr. Pepper Snapple Group, Inc.	84	5,402
Molson Coors Brewing Co., Class B(a)	73	5,434
Monster Beverage Corp.*	59	5,409
		21,649
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.(a)*	33	5,472
Gilead Sciences, Inc.(a)*	51	5,429
Incyte Corp.(a)*	110	5,396
Intercept Pharmaceuticals, Inc.*	23	5,444
Medivation, Inc.*	55	5,438
Puma Biotechnology, Inc.*	23	5,487
United Therapeutics Corp.*	42	5,403
		38,069
Capital Markets - 4.4%
Ameriprise Financial, Inc.(a)	44	5,429
Bank of New York Mellon Corp./The(a)	140	5,422
Charles Schwab Corp./The	185	5,437
E*TRADE Financial Corp.(a)*	240	5,422
Invesco Ltd.	137	5,409
Legg Mason, Inc.(a)	106	5,423
LPL Financial Holdings, Inc.(a)	117	5,388
Morgan Stanley	157	5,427
Raymond James Financial, Inc.	101	5,412
TD Ameritrade Holding Corp.	163	5,439
		54,208
Chemicals - 2.2%
Dow Chemical Co./The(a)	103	5,401
Huntsman Corp.	208	5,406
LyondellBasell Industries N.V., Class A(a)	49	5,324
NewMarket Corp.(a)	14	5,334
Westlake Chemical Corp.(a)	62	5,369
		26,834
Commercial Services & Supplies - 1.3%
Cintas Corp.	77	5,435
Deluxe Corp.(a)	98	5,406
Pitney Bowes, Inc.	217	5,423
		16,264
Communications Equipment - 0.9%
ARRIS Group, Inc.*	191	5,416
Palo Alto Networks, Inc.(a)*	55	5,395
		10,811
Construction Materials - 0.4%
Eagle Materials, Inc.	54	5,499

Consumer Finance - 0.9%
Capital One Financial Corp.(a)	66	5,387
Discover Financial Services(a)	84	5,409
		10,796
Containers & Packaging - 0.9%
Ball Corp.	85	5,378
Graphic Packaging Holding Co.*	435	5,407
		10,785
Diversified Financial Services - 1.8%
McGraw Hill Financial, Inc.(a)	64	5,405
Moody's Corp.(a)	57	5,387
NASDAQ OMX Group, Inc./The(a)	127	5,387
Voya Financial, Inc.(a)	139	5,435
		21,614
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp.	835	5,436
Level 3 Communications, Inc.(a)*	118	5,396
		10,832
Electric Utilities - 1.3%
American Electric Power Co., Inc.(a)	104	5,430
Edison International	97	5,424
ITC Holdings Corp.	153	5,451
		16,305
Electrical Equipment - 0.9%
Acuity Brands, Inc.(a)	46	5,415
SolarCity Corp.*	92	5,483
		10,898
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc.(a)*	98	5,424
Cognex Corp.(a)*	133	5,356
Zebra Technologies Corp., Class A(a)*	76	5,394
		16,174
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc.	122	5,405
Halliburton Co.(a)	84	5,419

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Helmerich & Payne, Inc.(a)	55	$5,383
Nabors Industries Ltd.	238	5,417
Patterson-UTI Energy, Inc.	166	5,400
		27,024
Food Products - 1.3%
Archer-Daniels-Midland Co.	106	5,417
Keurig Green Mountain, Inc.(a)	42	5,465
WhiteWave Foods Co./The*	150	5,450
		16,332
Gas Utilities - 0.4%
UGI Corp.	159	5,420

Health Care Providers & Services - 3.1%
Cardinal Health, Inc.(a)	72	5,394
HCA Holdings, Inc.(a)*	76	5,360
LifePoint Hospitals, Inc.(a)*	78	5,397
McKesson Corp.(a)	28	5,451
Tenet Healthcare Corp.*	91	5,404
Universal Health Services, Inc., Class B(a)	52	5,434
VCA, Inc.*	137	5,388
		37,828
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc.(a)*	8	5,333
Hyatt Hotels Corp., Class A(a)*	89	5,386
Jack in the Box, Inc.	79	5,387
Marriott International, Inc., Class A(a)	77	5,382
Royal Caribbean Cruises Ltd.(a)	80	5,383
Wynn Resorts Ltd.(a)	29	5,426
		32,297
Household Durables - 0.9%
Harman International Industries, Inc.(a)	55	5,392
Tempur Sealy International, Inc.*	96	5,393
		10,785
Household Products - 0.4%
Energizer Holdings, Inc.	44	5,421

Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.*	189	5,455

Insurance - 3.1%
First American Financial Corp.	199	5,397
FNF Group	195	5,409
Lincoln National Corp.	101	5,412
Marsh & McLennan Cos., Inc.(a)	103	5,391
Primerica, Inc.	111	5,352
Principal Financial Group, Inc.(a)	103	5,404
Reinsurance Group of America, Inc.	67	5,369
		37,734
Internet & Catalog Retail - 1.8%
Expedia, Inc.	62	5,433
Liberty Ventures*	143	5,428
Netflix, Inc.(a)*	12	5,414
TripAdvisor, Inc.(a)*	59	5,394
		21,669
Internet Software & Services - 0.4%
Facebook, Inc., Class A(a)*	69	5,454

IT Services - 2.2%
Broadridge Financial Solutions, Inc.(a)	130	5,412
FleetCor Technologies, Inc.(a)*	38	5,400
Global Payments, Inc.(a)	77	5,381
VeriFone Systems, Inc.*	157	5,398
Xerox Corp.	408	5,398
		26,989
Life Sciences Tools & Services - 0.4%
Illumina, Inc.(a)*	33	5,409

Machinery - 2.2%
ITT Corp.(a)	120	5,393
Manitowoc Co., Inc./The	231	5,417
Trinity Industries, Inc.	116	5,419
Wabtec Corp.(a)	67	5,430
Xylem, Inc./NY	153	5,430
		27,089
Marine - 0.4%
Kirby Corp.(a)*	46	5,421

Media - 1.3%
DISH Network Corp., Class A(a)*	84	5,425
John Wiley & Sons, Inc., Class A(a)	97	5,443
Live Nation Entertainment, Inc.*	225	5,404
		16,272
Metals & Mining - 1.3%
Alcoa, Inc.	336	5,406
Allegheny Technologies, Inc.	146	5,417
United States Steel Corp.	137	5,366
		16,189
Multiline Retail - 0.4%
Dillard's, Inc., Class A	50	5,449

Multi-Utilities-1.3%
NiSource, Inc.(a)	132	5,409
Sempra Energy(a)	51	5,374
Vectren Corp.	136	5,427
		16,210
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc.(a)*	68	5,442
Cimarex Energy Co.(a)	43	5,441
Diamondback Energy, Inc.*	72	5,384
Newfield Exploration Co.(a)*	145	5,375
ONEOK, Inc.(a)	83	5,441
Targa Resources Corp.	40	5,447
Teekay Corp.(a)	82	5,442
Whiting Petroleum Corp.(a)*	70	5,428
Williams Cos., Inc./The	98	5,424
		48,824
Pharmaceuticals - 3.5%
Actavis plc(a)*	22	5,308
Akorn, Inc.*	148	5,368
Allergan, Inc.	30	5,346
Endo International plc(a)*	79	5,399
Jazz Pharmaceuticals plc(a)*	34	5,459
Mallinckrodt plc(a)*	61	5,483
Pacira Pharmaceuticals, Inc.*	55	5,330
Salix Pharmaceuticals Ltd.(a)*	34	5,312
		43,005
Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.(a)	58	5,430

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Chimera Investment Corp.	1,776	$5,399
LaSalle Hotel Properties	157	5,376
NorthStar Realty Finance Corp.	306	5,407
Omega Healthcare Investors, Inc.	158	5,402
RLJ Lodging Trust	189	5,381
Spirit Realty Capital, Inc.	496	5,441
Starwood Property Trust, Inc.	247	5,424
Strategic Hotels & Resorts, Inc.*	460	5,359
		48,619
Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A*	182	5,413
Howard Hughes Corp./The(a)*	36	5,400
Jones Lang LaSalle, Inc.(a)	43	5,432
		16,245
Road & Rail - 2.2%
Avis Budget Group, Inc.(a)*	99	5,434
Norfolk Southern Corp.(a)	49	5,469
Old Dominion Freight Line, Inc.(a)*	77	5,439
Ryder System, Inc.(a)	60	5,398
Union Pacific Corp.	50	5,421
		27,161
Semiconductors & Semiconductor Equipment - 4.4%
Avago Technologies Ltd.(a)	62	5,394
Broadcom Corp., Class A	134	5,416
First Solar, Inc.*	83	5,462
Intel Corp.	156	5,432
Lam Research Corp.	73	5,453
Micron Technology, Inc.(a)*	157	5,379
RF Micro Devices, Inc.*	466	5,378
Skyworks Solutions, Inc.(a)	93	5,399
SunEdison, Inc.*	287	5,418
Synaptics, Inc.(a)*	73	5,344
		54,075
Software - 1.8%
Activision Blizzard, Inc.	261	5,426
Autodesk, Inc.(a)*	99	5,455
Electronic Arts, Inc.(a)*	151	5,377
Microsoft Corp.	117	5,424
		21,682
Specialty Retail - 1.8%
Advance Auto Parts, Inc.(a)	42	5,473
Foot Locker, Inc.	97	5,398
Men's Wearhouse, Inc./The(a)	114	5,383
Signet Jewelers Ltd.(a)	47	5,354
		21,608
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	54	5,441
Hewlett-Packard Co.	153	5,427
SanDisk Corp.(a)	55	5,387
Seagate Technology plc	94	5,383
Western Digital Corp.(a)	56	5,450
		27,088
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp.(a)*	55	5,345
Hanesbrands, Inc.(a)	50	5,372
Skechers U.S.A., Inc., Class A*	101	5,384
Under Armour, Inc., Class A(a)*	78	5,390
VF Corp.	82	5,414
		26,905
Trading Companies & Distributors - 1.3%
Air Lease Corp.	167	5,428
GATX Corp.(a)	93	5,428
United Rentals, Inc.(a)*	49	5,444
		16,300
Water Utilities - 0.4%
American Water Works Co., Inc.	112	5,402

Total Common Stocks Held Long
(Cost $969,545)		1,082,004

Securities Sold Short - (88.6%)
Common Stocks Held Short - (88.1%)
Aerospace & Defense - (0.9%)
HEICO Corp.	(116)	(5,417)
Triumph Group, Inc.	(84)	(5,464)
		(10,881)
Air Freight & Logistics - (0.4%)
Expeditors International of Washington, Inc.	(134)	(5,438)

Automobiles - (0.4%)
General Motors Co.	(171)	(5,462)

Banks - (2.7%)
CIT Group, Inc.	(118)	(5,423)
Citigroup, Inc.	(105)	(5,441)
First Niagara Financial Group, Inc.	(654)	(5,448)
FirstMerit Corp.	(309)	(5,439)
Prosperity Bancshares, Inc.	(95)	(5,431)
Zions Bancorp	(188)	(5,463)
		(32,645)
Biotechnology - (2.2%)
BioMarin Pharmaceutical, Inc.*	(76)	(5,484)
Cubist Pharmaceuticals, Inc.*	(82)	(5,440)
NPS Pharmaceuticals, Inc.*	(208)	(5,408)
Pharmacyclics, Inc.*	(46)	(5,402)
Seattle Genetics, Inc.*	(147)	(5,465)
		(27,199)
Building Products - (0.4%)
Owens Corning	(172)	(5,461)

Capital Markets - (0.9%)
Eaton Vance Corp.	(144)	(5,433)
Waddell & Reed Financial, Inc., Class A	(105)	(5,428)
		(10,861)
Chemicals - (1.8%)
Albemarle Corp.	(93)	(5,478)
Axiall Corp.	(152)	(5,443)
FMC Corp.	(95)	(5,433)
Mosaic Co./The	(123)	(5,462)
		(21,816)
Commercial Services & Supplies - (2.2%)
ADT Corp./The	(154)	(5,461)
Clean Harbors, Inc.*	(101)	(5,446)
Covanta Holding Corp.	(258)	(5,475)
R.R. Donnelley & Sons Co.	(331)	(5,448)
Stericycle, Inc.*	(47)	(5,478)
		(27,308)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Communications Equipment - (0.9%)
JDS Uniphase Corp.*	(426)	$(5,453)
ViaSat, Inc.*	(98)	(5,402)
		(10,855)
Construction & Engineering - (1.3%)
Chicago Bridge & Iron Co. N.V.	(94)	(5,438)
Jacobs Engineering Group, Inc.*	(112)	(5,468)
KBR, Inc.	(290)	(5,460)
		(16,366)
Consumer Finance - (0.9%)
Portfolio Recovery Associates, Inc.*	(105)	(5,484)
SLM Corp.	(636)	(5,444)
		(10,928)
Containers & Packaging - (1.8%)
Bemis Co., Inc.	(144)	(5,475)
Owens-Illinois, Inc.*	(209)	(5,444)
Rock-Tenn Co., Class A	(114)	(5,424)
Silgan Holdings, Inc.	(116)	(5,452)
		(21,795)
Distributors - (0.4%)
LKQ Corp.*	(205)	(5,451)

Diversified Consumer Services - (0.4%)
Sotheby's	(152)	(5,429)

Diversified Financial Services - (0.4%)
Leucadia National Corp.	(229)	(5,459)

Diversified Telecommunication Services - (0.4%)
AT&T, Inc.	(155)	(5,462)

Electric Utilities - (1.8%)
FirstEnergy Corp.	(162)	(5,439)
OGE Energy Corp.	(147)	(5,455)
Pinnacle West Capital Corp.	(100)	(5,464)
Southern Co./The	(125)	(5,456)
		(21,814)
Electrical Equipment - (0.9%)
Babcock & Wilcox Co./The	(197)	(5,455)
Eaton Corp. plc	(86)	(5,450)
		(10,905)
Electronic Equipment, Instruments & Components - (1.3%)
FEI Co.	(72)	(5,431)
FLIR Systems, Inc.	(174)	(5,453)
Jabil Circuit, Inc.	(271)	(5,466)
		(16,350)
Energy Equipment & Services - (4.0%)
Atwood Oceanics, Inc.*	(125)	(5,461)
Core Laboratories N.V.	(37)	(5,415)
Dril-Quip, Inc.*	(61)	(5,454)
Ensco plc, Class A	(132)	(5,453)
Noble Corp. plc	(247)	(5,488)
Oceaneering International, Inc.	(84)	(5,474)
Rowan Cos., plc, Class A	(215)	(5,442)
Tidewater, Inc.	(139)	(5,425)
Transocean Ltd.	(171)	(5,467)
		(49,079)
Food & Staples Retailing - (0.9%)
Sprouts Farmers Market, Inc.*	(187)	(5,436)
Whole Foods Market, Inc.	(143)	(5,450)
		(10,886)
Food Products - (2.7%)
Campbell Soup Co.	(128)	(5,469)
ConAgra Foods, Inc.	(165)	(5,452)
Darling Ingredients, Inc.*	(297)	(5,441)
Flowers Foods, Inc.	(297)	(5,453)
JM Smucker Co./The	(55)	(5,444)
McCormick & Co., Inc.	(81)	(5,419)
		(32,678)
Gas Utilities - (0.4%)
Questar Corp.	(244)	(5,439)

Health Care Equipment & Supplies - (2.2%)
Alere, Inc.*	(141)	(5,468)
Baxter International, Inc.	(76)	(5,455)
Boston Scientific Corp.*	(461)	(5,444)
DENTSPLY International, Inc.	(120)	(5,472)
ResMed, Inc.	(110)	(5,420)
		(27,259)
Health Care Providers & Services - (1.8%)
Laboratory Corp. of America Holdings*	(53)	(5,393)
Patterson Cos., Inc.	(131)	(5,427)
Quest Diagnostics, Inc.	(90)	(5,461)
WellCare Health Plans, Inc.*	(91)	(5,491)
		(21,772)
Hotels, Restaurants & Leisure - (1.3%)
International Game Technology	(323)	(5,449)
McDonald's Corp.	(57)	(5,404)
Panera Bread Co., Class A*	(33)	(5,370)
		(16,223)
Household Durables - (0.4%)
Tupperware Brands Corp.	(79)	(5,454)

Insurance - (3.6%)
Aflac, Inc.	(94)	(5,475)
Arch Capital Group Ltd.*	(100)	(5,472)
Brown & Brown, Inc.	(170)	(5,466)
Loews Corp.	(131)	(5,457)
Old Republic International Corp.	(379)	(5,412)
ProAssurance Corp.	(124)	(5,465)
Progressive Corp./The	(215)	(5,435)
Willis Group Holdings plc	(132)	(5,465)
		(43,647)
Internet & Catalog Retail - (0.4%)
Groupon, Inc.*	(822)	(5,491)

Internet Software & Services - (1.8%)
CoStar Group, Inc.*	(35)	(5,444)
eBay, Inc.*	(96)	(5,436)
LinkedIn Corp., Class A*	(26)	(5,403)
Rackspace Hosting, Inc.*	(168)	(5,468)
		(21,751)
IT Services - (2.7%)
CoreLogic, Inc.*	(201)	(5,441)
Genpact Ltd.*	(333)	(5,434)
International Business Machines Corp.	(29)	(5,505)
Leidos Holdings, Inc.	(159)	(5,458)
Teradata Corp.*	(130)	(5,450)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Western Union Co./The	(340)	$(5,454)
		(32,742)
Leisure Products - (0.4%)
Mattel, Inc.	(179)	(5,486)

Life Sciences Tools & Services - (1.8%)
Bio-Rad Laboratories, Inc., Class A*	(48)	(5,443)
Bruker Corp.*	(293)	(5,425)
Covance, Inc.*	(69)	(5,430)
Waters Corp.*	(55)	(5,452)
		(21,750)
Machinery - (2.7%)
AGCO Corp.	(119)	(5,410)
Deere & Co.	(67)	(5,493)
Kennametal, Inc.	(132)	(5,453)
Navistar International Corp.*	(165)	(5,430)
Oshkosh Corp.	(123)	(5,431)
Terex Corp.	(172)	(5,464)
		(32,681)
Media - (0.9%)
AMC Networks, Inc., Class A*	(93)	(5,433)
Sirius XM Holdings, Inc.*	(1,559)	(5,441)
		(10,874)
Metals & Mining - (1.3%)
Carpenter Technology Corp.	(120)	(5,418)
Newmont Mining Corp.	(236)	(5,440)
Reliance Steel & Aluminum Co.	(80)	(5,472)
		(16,330)
Multiline Retail - (1.3%)
Dollar Tree, Inc.*	(97)	(5,439)
J.C. Penney Co., Inc.*	(548)	(5,502)
Target Corp.	(87)	(5,453)
		(16,394)
Multi-Utilities-(1.8%)
CenterPoint Energy, Inc.	(223)	(5,457)
Consolidated Edison, Inc.	(96)	(5,440)
SCANA Corp.	(110)	(5,457)
TECO Energy, Inc.	(314)	(5,457)
		(21,811)
Oil, Gas & Consumable Fuels - (2.7%)
Cabot Oil & Gas Corp.	(167)	(5,459)
Cobalt International Energy, Inc.*	(401)	(5,454)
Denbury Resources, Inc.	(364)	(5,471)
Laredo Petroleum, Inc.*	(242)	(5,423)
Peabody Energy Corp.	(442)	(5,472)
Range Resources Corp.	(80)	(5,425)
		(32,704)
Personal Products - (0.9%)
Avon Products, Inc.	(433)	(5,456)
Nu Skin Enterprises, Inc., Class A	(121)	(5,448)
		(10,904)
Pharmaceuticals - (0.9%)
Pfizer, Inc.	(184)	(5,441)
Zoetis, Inc.	(148)	(5,469)
		(10,910)
Professional Services - (0.4%)
Verisk Analytics, Inc., Class A*	(90)	(5,480)

Real Estate Investment Trusts (REITs) - (7.5%)
American Realty Capital Properties, Inc.	(451)	(5,439)
Annaly Capital Management, Inc.	(511)	(5,458)
CBL & Associates Properties, Inc.	(306)	(5,477)
Corrections Corp. of America	(158)	(5,429)
HCP, Inc.	(137)	(5,440)
Health Care REIT, Inc.	(87)	(5,426)
Home Properties, Inc.	(93)	(5,416)
Lexington Realty Trust	(557)	(5,453)
Liberty Property Trust	(163)	(5,421)
Plum Creek Timber Co., Inc.	(140)	(5,461)
Prologis, Inc.	(144)	(5,429)
Public Storage	(33)	(5,473)
Rayonier, Inc.	(175)	(5,450)
Senior Housing Properties Trust	(260)	(5,439)
Tanger Factory Outlet Centers, Inc.	(166)	(5,432)
Ventas, Inc.	(88)	(5,452)
WP Carey, Inc.	(85)	(5,420)
		(92,515)
Real Estate Management & Development - (0.4%)
Realogy Holdings Corp.*	(145)	(5,394)

Road & Rail - (0.4%)
J.B. Hunt Transport Services, Inc.	(74)	(5,480)

Semiconductors & Semiconductor Equipment - (0.9%)
Altera Corp.	(153)	(5,474)
Cree, Inc.*	(133)	(5,447)
		(10,921)
Software - (4.9%)
ANSYS, Inc.*	(72)	(5,448)
CA, Inc.	(196)	(5,476)
Citrix Systems, Inc.*	(76)	(5,422)
CommVault Systems, Inc.*	(108)	(5,443)
Guidewire Software, Inc.*	(122)	(5,409)
Informatica Corp.*	(161)	(5,513)
NetSuite, Inc.*	(61)	(5,462)
Nuance Communications, Inc.*	(353)	(5,442)
Splunk, Inc.*	(99)	(5,481)
Symantec Corp.	(232)	(5,454)
TIBCO Software, Inc.*	(231)	(5,459)
		(60,009)
Specialty Retail - (6.7%)
American Eagle Outfitters, Inc.	(374)	(5,431)
Ascena Retail Group, Inc.*	(409)	(5,440)
AutoNation, Inc.*	(109)	(5,484)
Bed Bath & Beyond, Inc.*	(83)	(5,464)
Best Buy Co., Inc.	(163)	(5,475)
Cabela's, Inc.*	(92)	(5,419)
Chico's FAS, Inc.	(370)	(5,465)
Dick's Sporting Goods, Inc.	(124)	(5,441)
GameStop Corp., Class A	(132)	(5,438)
GNC Holdings, Inc., Class A	(141)	(5,462)
PetSmart, Inc.	(78)	(5,467)
Staples, Inc.	(451)	(5,457)
Tractor Supply Co.	(89)	(5,474)
Ulta Salon Cosmetics & Fragrance, Inc.*	(46)	(5,436)
Urban Outfitters, Inc.*	(149)	(5,468)
		(81,821)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Technology Hardware, Storage & Peripherals - (0.9%)
NCR Corp.*	(163)	$(5,446)
NetApp, Inc.	(127)	(5,456)
		(10,902)
Textiles, Apparel & Luxury Goods - (2.7%)
Coach, Inc.	(153)	(5,449)
Fossil Group, Inc.*	(58)	(5,446)
Lululemon Athletica, Inc.*	(130)	(5,461)
PVH Corp.	(45)	(5,452)
Ralph Lauren Corp.	(33)	(5,436)
Wolverine World Wide, Inc.	(218)	(5,463)
		(32,707)
Thrifts & Mortgage Finance - (0.9%)
Ocwen Financial Corp.*	(208)	(5,446)
People's United Financial, Inc.	(377)	(5,455)
		(10,901)
Tobacco - (0.5%)
Philip Morris International, Inc.	(66)	(5,504)

Trading Companies & Distributors - (1.8%)
Fastenal Co.	(122)	(5,478)
MRC Global, Inc.*	(233)	(5,434)
W.W. Grainger, Inc.	(22)	(5,536)
Watsco, Inc.	(63)	(5,429)
		(21,877)
Water Utilities - (0.4%)
Aqua America, Inc.	(231)	(5,435)

Wireless Telecommunication Services - (0.4%)
Telephone & Data Systems, Inc.	(228)	(5,463)

Total Common Stocks Held Short (Proceeds Received $1,144,723)		(1,084,559)
Master Limited Partnership Held Short - (0.5%)
Oil, Gas & Consumable Fuels - (0.5%)
Boardwalk Pipeline Partners LP	(298)	(5,573)

Total Master Limited Partnership (Proceeds Received $5,905)		(5,573)
Total Securities Sold Short (Proceeds Received $1,150,628 )		(1,090,132)
Other assets less liabilities — 100.7%		1,238,551
Net Assets — 100.0%		$1,230,423

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2014, the aggregate amount held in a segregated account was $674,212.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,031
Aggregate gross unrealized depreciation	(34,730)
Net unrealized appreciation	$170,301
Federal income tax cost of investments	$(178,429)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation
128,244	USD	10/05/2015	Morgan Stanley	0.61%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$19,429
(123,878	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.09)%	(16,267)
						$3,162

(1)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 87.9%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc.(a)	96	$12,253
Exelis, Inc.	742	12,273
Huntington Ingalls Industries, Inc.(a)	118	12,297
L-3 Communications Holdings, Inc.(a)	104	12,368
Moog, Inc., Class A(a)*	178	12,175
Northrop Grumman Corp.(a)	92	12,122
Raytheon Co.	120	12,194
Spirit AeroSystems Holdings, Inc., Class A*	322	12,255
Textron, Inc.	342	12,309
		110,246
Airlines - 2.6%
Alaska Air Group, Inc.(a)	282	12,278
American Airlines Group, Inc.(a)	344	12,205
Delta Air Lines, Inc.(a)	338	12,219
JetBlue Airways Corp.(a)*	1,154	12,255
Southwest Airlines Co.(a)	362	12,225
United Continental Holdings, Inc.*	262	12,259
		73,441
Auto Components - 2.2%
Autoliv, Inc.(a)	134	12,317
Dana Holding Corp.(a)	640	12,269
Johnson Controls, Inc.	280	12,320
Lear Corp.(a)	142	12,270
Tenneco, Inc.*	234	12,241
		61,417
Automobiles - 0.9%
Ford Motor Co.(a)	830	12,276
General Motors Co.(a)	384	12,265
		24,541
Banks - 3.5%
Bank of America Corp.(a)	718	12,242
Citigroup, Inc.(a)	236	12,229
First Niagara Financial Group, Inc.(a)	1,470	12,245
JPMorgan Chase & Co.(a)	202	12,168
PNC Financial Services Group, Inc.(a)	144	12,324
Popular, Inc.(a)*	416	12,245
Regions Financial Corp.(a)	1,222	12,269
SunTrust Banks, Inc.	322	12,246
		97,968
Beverages - 0.4%
Molson Coors Brewing Co., Class B	164	12,208

Building Products - 0.5%
Owens Corning	388	12,319

Capital Markets - 0.4%
Goldman Sachs Group, Inc./The	66	12,116

Chemicals - 1.3%
Axiall Corp.(a)	340	12,175
Cabot Corp.(a)	242	12,286
CF Industries Holdings, Inc.(a)	44	12,286
		36,747
Commercial Services & Supplies - 1.3%
ADT Corp./The(a)	346	12,269
R.R. Donnelley & Sons Co.	744	12,246
Republic Services, Inc.	314	12,253
		36,768
Communications Equipment - 1.8%
ARRIS Group, Inc.(a)*	432	12,249
Brocade Communications Systems, Inc.(a)	1,126	12,240
Cisco Systems, Inc.	486	12,233
Juniper Networks, Inc.(a)	554	12,271
		48,993
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	362	12,217
Jacobs Engineering Group, Inc.*	250	12,205
KBR, Inc.(a)	650	12,240
		36,662
Consumer Finance - 0.4%
Capital One Financial Corp.(a)	150	12,243

Containers & Packaging - 0.9%
Owens-Illinois, Inc.(a)*	470	12,244
Rock-Tenn Co., Class A(a)	256	12,180
		24,424
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.(a)*	486	12,223
DeVry Education Group, Inc.(a)	286	12,244
		24,467
Diversified Financial Services - 0.5%
Voya Financial, Inc.	314	12,277

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	348	12,264
CenturyLink, Inc.(a)	300	12,267
		24,531
Electric Utilities - 2.6%
Entergy Corp.(a)	158	12,218
Exelon Corp.(a)	360	12,272
FirstEnergy Corp.(a)	364	12,220
Great Plains Energy, Inc.(a)	508	12,278
Pinnacle West Capital Corp.(a)	224	12,239
Portland General Electric Co.(a)	380	12,206
		73,433
Electrical Equipment - 0.4%
Regal-Beloit Corp.(a)	190	12,207

Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc.	144	12,217
Arrow Electronics, Inc.(a)*	222	12,288
Avnet, Inc.(a)	294	12,201
Corning, Inc.(a)	634	12,262
Jabil Circuit, Inc.(a)	608	12,263
		61,231
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc.(a)*	280	12,233
Diamond Offshore Drilling, Inc.	358	12,269
Ensco plc, Class A(a)	298	12,310
Nabors Industries Ltd.	538	12,245
Noble Corp. plc(a)	554	12,310
Rowan Cos., plc, Class A(a)	482	12,199
Transocean Ltd.	384	12,277

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Unit Corp.*	208	$12,199
		98,042
Food & Staples Retailing - 0.9%
Kroger Co./The(a)	236	12,272
Wal-Mart Stores, Inc.	160	12,235
		24,507
Food Products - 2.7%
Archer-Daniels-Midland Co.(a)	240	12,264
Bunge Ltd.(a)	146	12,297
ConAgra Foods, Inc.(a)	370	12,225
Ingredion, Inc.(a)	162	12,278
JM Smucker Co./The	124	12,275
Tyson Foods, Inc., Class A	310	12,205
		73,544
Health Care Equipment & Supplies - 1.3%
Alere, Inc.(a)*	316	12,254
Baxter International, Inc.	170	12,201
CareFusion Corp.(a)*	270	12,218
		36,673
Health Care Providers & Services - 6.1%
Aetna, Inc.(a)	150	12,150
Centene Corp.(a)*	148	12,241
Cigna Corp.(a)	134	12,153
Community Health Systems, Inc.(a)*	224	12,273
DaVita HealthCare Partners, Inc.(a)*	166	12,141
Express Scripts Holding Co.(a)*	174	12,290
Health Net, Inc.(a)*	264	12,173
Humana, Inc.(a)	94	12,247
Laboratory Corp. of America Holdings(a)*	120	12,210
LifePoint Hospitals, Inc.(a)*	176	12,177
Quest Diagnostics, Inc.(a)	202	12,257
UnitedHealth Group, Inc.	142	12,248
Universal Health Services, Inc., Class B	116	12,122
WellPoint, Inc.	102	12,201
		170,883
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.(a)	304	12,211
Norwegian Cruise Line Holdings Ltd.(a)*	338	12,175
Royal Caribbean Cruises Ltd.(a)	182	12,247
		36,633
Household Durables - 0.9%
PulteGroup, Inc.(a)	694	12,256
Whirlpool Corp.	84	12,235
		24,491
Household Products - 0.5%
Energizer Holdings, Inc.(a)	100	12,321

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp./The(a)	868	12,308
NRG Energy, Inc.	404	12,314
		24,622
Industrial Conglomerates - 0.4%
General Electric Co.(a)	478	12,246

Insurance - 10.6%
ACE Ltd.(a)	116	12,165
Allstate Corp./The(a)	200	12,274
American Financial Group, Inc.(a)	212	12,273
American International Group, Inc.(a)	226	12,208
Assurant, Inc.(a)	190	12,217
Assured Guaranty Ltd.(a)	550	12,188
Axis Capital Holdings Ltd.(a)	258	12,211
CNO Financial Group, Inc.(a)	722	12,245
Endurance Specialty Holdings Ltd.(a)	220	12,140
Everest Re Group Ltd.(a)	76	12,313
Genworth Financial, Inc., Class A(a)*	934	12,235
Hanover Insurance Group, Inc./The	200	12,284
Hartford Financial Services Group, Inc./The(a)	328	12,218
Lincoln National Corp.(a)	228	12,216
MetLife, Inc.(a)	228	12,248
PartnerRe Ltd.(a)	112	12,308
Prudential Financial, Inc.(a)	140	12,312
Reinsurance Group of America, Inc.(a)	152	12,180
RenaissanceRe Holdings Ltd.	122	12,199
StanCorp Financial Group, Inc.	194	12,257
Travelers Cos., Inc./The	130	12,212
Unum Group	356	12,239
Validus Holdings Ltd.	312	12,212
XL Group plc	368	12,206
		293,560
Internet Software & Services - 0.4%
AOL, Inc.(a)*	272	12,226

IT Services - 1.8%
Amdocs Ltd.	266	12,204
Computer Sciences Corp.(a)	200	12,230
Leidos Holdings, Inc.(a)	356	12,221
Xerox Corp.	924	12,225
		48,880
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A(a)*	108	12,247

Machinery - 4.4%
AGCO Corp.(a)	268	12,183
Caterpillar, Inc.(a)	124	12,280
Deere & Co.(a)	150	12,298
Joy Global, Inc.(a)	224	12,217
Kennametal, Inc.(a)	296	12,228
Oshkosh Corp.(a)	276	12,185
Stanley Black & Decker, Inc.	138	12,253
Timken Co./The	288	12,208
Trinity Industries, Inc.	262	12,241
Valmont Industries, Inc.	90	12,144
		122,237
Media - 1.3%
Comcast Corp., Class A(a)	228	12,262
Gannett Co., Inc.(a)	412	12,224
Liberty Media Corp.(a)*	260	12,217
		36,703
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.(a)	376	12,276
Reliance Steel & Aluminum Co.	180	12,312
United States Steel Corp.	310	12,143
		36,731
Multiline Retail - 1.8%
Dillard's, Inc., Class A(a)	112	12,206

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Kohl's Corp.(a)	200	$12,206
Macy's, Inc.(a)	210	12,218
Target Corp.	196	12,285
		48,915
Multi-Utilities-0.4%
Consolidated Edison, Inc.(a)	216	12,239

Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.(a)	130	12,203
Chevron Corp.(a)	102	12,171
Denbury Resources, Inc.(a)	816	12,265
Devon Energy Corp.(a)	180	12,272
Marathon Oil Corp.(a)	326	12,254
Murphy Oil Corp.(a)	214	12,179
Valero Energy Corp.	264	12,215
		85,559
Paper & Forest Products - 0.9%
Domtar Corp.	350	12,296
International Paper Co.(a)	256	12,221
		24,517
Personal Products - 0.9%
Herbalife Ltd.	284	12,425
Nu Skin Enterprises, Inc., Class A(a)	272	12,248
		24,673
Pharmaceuticals - 0.4%
Pfizer, Inc.(a)	414	12,242

Real Estate Investment Trusts (REITs) - 2.2%
American Capital Agency Corp.(a)	576	12,240
Annaly Capital Management, Inc.(a)	1,148	12,261
Chimera Investment Corp.(a)	4,018	12,215
MFA Financial, Inc.(a)	1,572	12,230
Two Harbors Investment Corp.	1,266	12,242
		61,188
Road & Rail - 0.4%
Ryder System, Inc.(a)	136	12,236

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Corp., Class A(a)	302	12,207
Intel Corp.	352	12,257
Marvell Technology Group Ltd.(a)	908	12,240
Micron Technology, Inc.(a)*	356	12,197
ON Semiconductor Corp.(a)*	1,362	12,176
Teradyne, Inc.	632	12,254
		73,331
Software - 1.3%
CA, Inc.(a)	440	12,293
Nuance Communications, Inc.*	792	12,209
Symantec Corp.	522	12,272
		36,774
Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A(a)	336	12,210
Ascena Retail Group, Inc.(a)*	918	12,210
Bed Bath & Beyond, Inc.(a)*	186	12,244
Best Buy Co., Inc.(a)	366	12,294
Chico's FAS, Inc.(a)	830	12,259
Dick's Sporting Goods, Inc.(a)	278	12,199
GameStop Corp., Class A	296	12,195
Staples, Inc.	1,014	12,269
		97,880
Technology Hardware, Storage & Peripherals - 1.8%
EMC Corp.(a)	418	12,231
Hewlett-Packard Co.(a)	346	12,273
Lexmark International, Inc., Class A(a)	288	12,240
Western Digital Corp.	126	12,262
		49,006
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	376	12,220
GATX Corp.(a)	210	12,258
		24,478
Total Common Stocks Held Long
(Cost $2,381,203)		2,447,823

Securities Sold Short - (88.9%)
Common Stocks Held Short - (88.9%)
Aerospace & Defense - (0.9%)
HEICO Corp.	(262)	(12,235)
TransDigm Group, Inc.	(68)	(12,535)
		(24,770)
Air Freight & Logistics - (1.3%)
C.H. Robinson Worldwide, Inc.	(186)	(12,335)
Expeditors International of Washington, Inc.	(304)	(12,336)
United Parcel Service, Inc., Class B	(126)	(12,385)
		(37,056)
Airlines - (0.5%)
Spirit Airlines, Inc.*	(180)	(12,445)

Automobiles - (0.5%)
Tesla Motors, Inc.*	(52)	(12,619)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(138)	(12,450)
Monster Beverage Corp.*	(136)	(12,467)
		(24,917)
Biotechnology - (6.7%)
Alexion Pharmaceuticals, Inc.*	(76)	(12,602)
Alkermes plc*	(288)	(12,346)
Alnylam Pharmaceuticals, Inc.*	(158)	(12,340)
BioMarin Pharmaceutical, Inc.*	(172)	(12,411)
Celgene Corp.*	(132)	(12,511)
Cepheid, Inc.*	(280)	(12,328)
Incyte Corp.*	(252)	(12,360)
Intercept Pharmaceuticals, Inc.*	(52)	(12,308)
Isis Pharmaceuticals, Inc.*	(318)	(12,348)
Medivation, Inc.*	(126)	(12,458)
Pharmacyclics, Inc.*	(104)	(12,213)
Puma Biotechnology, Inc.*	(52)	(12,406)
Regeneron Pharmaceuticals, Inc.*	(34)	(12,258)
Seattle Genetics, Inc.*	(334)	(12,418)
Vertex Pharmaceuticals, Inc.*	(112)	(12,579)
		(185,886)
Building Products - (0.4%)
Allegion plc	(260)	(12,386)

Capital Markets - (2.2%)
Charles Schwab Corp./The	(422)	(12,402)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Federated Investors, Inc., Class B	(422)	$(12,390)
LPL Financial Holdings, Inc.	(268)	(12,341)
SEI Investments Co.	(342)	(12,367)
TD Ameritrade Holding Corp.	(372)	(12,414)
		(61,914)
Chemicals - (4.0%)
Ecolab, Inc.	(108)	(12,402)
International Flavors & Fragrances, Inc.	(130)	(12,464)
Monsanto Co.	(110)	(12,376)
NewMarket Corp.	(32)	(12,193)
Platform Specialty Products Corp.*	(498)	(12,460)
RPM International, Inc.	(270)	(12,361)
Sherwin-Williams Co./The	(56)	(12,263)
Valspar Corp./The	(156)	(12,322)
W.R. Grace & Co.*	(136)	(12,368)
		(111,209)
Commercial Services & Supplies - (0.9%)
Copart, Inc.*	(396)	(12,401)
Stericycle, Inc.*	(106)	(12,355)
		(24,756)
Communications Equipment - (0.4%)
Palo Alto Networks, Inc.*	(126)	(12,361)

Construction Materials - (0.9%)
Eagle Materials, Inc.	(122)	(12,424)
Martin Marietta Materials, Inc.	(96)	(12,378)
		(24,802)
Containers & Packaging - (0.5%)
Sealed Air Corp.	(356)	(12,417)

Distributors - (0.4%)
Pool Corp.	(228)	(12,294)

Diversified Financial Services - (1.8%)
CBOE Holdings, Inc.	(230)	(12,311)
McGraw Hill Financial, Inc.	(146)	(12,330)
Moody's Corp.	(132)	(12,474)
MSCI, Inc.*	(264)	(12,413)
		(49,528)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(272)	(12,439)

Electric Utilities - (0.9%)
Cleco Corp.	(258)	(12,423)
ITC Holdings Corp.	(350)	(12,470)
		(24,893)
Electrical Equipment - (0.9%)
Acuity Brands, Inc.	(106)	(12,477)
Sensata Technologies Holding N.V.*	(278)	(12,380)
		(24,857)
Electronic Equipment, Instruments & Components - (1.3%)
Amphenol Corp., Class A	(124)	(12,383)
Cognex Corp.*	(306)	(12,322)
National Instruments Corp.	(400)	(12,372)
		(37,077)
Energy Equipment & Services - (1.3%)
Core Laboratories N.V.	(84)	(12,293)
Dril-Quip, Inc.*	(138)	(12,337)
FMC Technologies, Inc.*	(228)	(12,383)
		(37,013)
Food Products - (1.8%)
Hershey Co./The	(130)	(12,406)
Keurig Green Mountain, Inc.	(96)	(12,492)
Mead Johnson Nutrition Co.	(128)	(12,316)
WhiteWave Foods Co./The*	(342)	(12,425)
		(49,639)
Gas Utilities - (0.9%)
National Fuel Gas Co.	(176)	(12,318)
Questar Corp.	(554)	(12,349)
		(24,667)
Health Care Equipment & Supplies - (0.9%)
DexCom, Inc.*	(308)	(12,317)
IDEXX Laboratories, Inc.*	(104)	(12,254)
		(24,571)
Health Care Providers & Services - (0.4%)
AmerisourceBergen Corp.	(160)	(12,368)

Health Care Technology - (0.9%)
athenahealth, Inc.*	(94)	(12,379)
Medidata Solutions, Inc.*	(278)	(12,312)
		(24,691)
Hotels, Restaurants & Leisure - (3.5%)
Chipotle Mexican Grill, Inc.*	(18)	(11,999)
Domino's Pizza, Inc.	(160)	(12,314)
Dunkin' Brands Group, Inc.	(276)	(12,370)
Jack in the Box, Inc.	(182)	(12,411)
Marriott International, Inc., Class A	(176)	(12,302)
Starbucks Corp.	(164)	(12,375)
Starwood Hotels & Resorts Worldwide, Inc.	(148)	(12,315)
Wynn Resorts Ltd.	(66)	(12,347)
		(98,433)
Household Durables - (0.4%)
Tempur Sealy International, Inc.*	(220)	(12,357)

Household Products - (0.9%)
Clorox Co./The	(130)	(12,485)
Colgate-Palmolive Co.	(190)	(12,392)
		(24,877)
Independent Power and Renewable Electricity Producers - (0.5%)
Calpine Corp.*	(572)	(12,412)

Internet & Catalog Retail - (2.2%)
Amazon.com, Inc.*	(38)	(12,253)
Groupon, Inc.*	(1,866)	(12,465)
Netflix, Inc.*	(28)	(12,633)
Priceline Group, Inc./The*	(10)	(11,586)
TripAdvisor, Inc.*	(136)	(12,433)
		(61,370)
Internet Software & Services - (3.1%)
CoStar Group, Inc.*	(80)	(12,443)
Facebook, Inc., Class A*	(158)	(12,488)
LinkedIn Corp., Class A*	(60)	(12,468)
Pandora Media, Inc.*	(514)	(12,418)
Twitter, Inc.*	(240)	(12,379)
Yelp, Inc.*	(182)	(12,422)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Zillow, Inc., Class A*	(106)	$(12,295)
		(86,913)
IT Services - (3.6%)
Alliance Data Systems Corp.*	(50)	(12,413)
Automatic Data Processing, Inc.	(150)	(12,462)
FleetCor Technologies, Inc.*	(88)	(12,507)
Gartner, Inc.*	(168)	(12,343)
MasterCard, Inc., Class A	(168)	(12,419)
Paychex, Inc.	(280)	(12,376)
Visa, Inc., Class A	(58)	(12,375)
WEX, Inc.*	(112)	(12,356)
		(99,251)
Leisure Products - (0.4%)
Polaris Industries, Inc.	(82)	(12,283)

Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(76)	(12,458)
Mettler-Toledo International, Inc.*	(48)	(12,294)
		(24,752)
Machinery - (2.7%)
Donaldson Co., Inc.	(304)	(12,351)
Graco, Inc.	(170)	(12,407)
Middleby Corp./The*	(140)	(12,338)
Navistar International Corp.*	(376)	(12,374)
Pall Corp.	(148)	(12,388)
Wabtec Corp.	(152)	(12,318)
		(74,176)
Media - (1.3%)
DISH Network Corp., Class A*	(194)	(12,529)
Sirius XM Holdings, Inc.*	(3,542)	(12,362)
Twenty-First Century Fox, Inc., Class A	(360)	(12,344)
		(37,235)
Metals & Mining - (0.4%)
US Silica Holdings, Inc.	(198)	(12,377)

Multi-Utilities-(1.3%)
CenterPoint Energy, Inc.	(506)	(12,382)
Dominion Resources, Inc.	(180)	(12,436)
Sempra Energy	(118)	(12,435)
		(37,253)
Oil, Gas & Consumable Fuels - (4.9%)
Antero Resources Corp.*	(226)	(12,405)
Cabot Oil & Gas Corp.	(380)	(12,422)
Cheniere Energy, Inc.*	(156)	(12,485)
Cobalt International Energy, Inc.*	(912)	(12,403)
Gulfport Energy Corp.*	(230)	(12,282)
ONEOK, Inc.	(190)	(12,455)
Pioneer Natural Resources Co.	(62)	(12,212)
Range Resources Corp.	(182)	(12,342)
SemGroup Corp., Class A	(148)	(12,324)
Teekay Corp.	(186)	(12,343)
Williams Cos., Inc./The	(224)	(12,398)
		(136,071)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(166)	(12,404)

Pharmaceuticals - (0.4%)
Pacira Pharmaceuticals, Inc.*	(126)	(12,212)

Professional Services - (0.9%)
Robert Half International, Inc.	(252)	(12,348)
Verisk Analytics, Inc., Class A*	(204)	(12,422)
		(24,770)
Real Estate Investment Trusts (REITs) - (12.0%)
American Tower Corp.	(132)	(12,359)
Apartment Investment & Management Co., Class A	(388)	(12,346)
Boston Properties, Inc.	(106)	(12,271)
CubeSmart	(688)	(12,370)
Digital Realty Trust, Inc.	(198)	(12,351)
Duke Realty Corp.	(722)	(12,404)
Equity Lifestyle Properties, Inc.	(292)	(12,369)
Essex Property Trust, Inc.	(70)	(12,512)
Extra Space Storage, Inc.	(240)	(12,377)
Federal Realty Investment Trust	(104)	(12,320)
Gaming and Leisure Properties, Inc.	(402)	(12,422)
General Growth Properties, Inc.	(528)	(12,434)
Highwoods Properties, Inc.	(318)	(12,370)
Kilroy Realty Corp.	(208)	(12,364)
Macerich Co./The	(194)	(12,383)
Plum Creek Timber Co., Inc.	(318)	(12,405)
Post Properties, Inc.	(240)	(12,322)
Public Storage	(74)	(12,272)
Rayonier, Inc.	(398)	(12,394)
Regency Centers Corp.	(230)	(12,381)
Ryman Hospitality Properties, Inc.	(260)	(12,298)
Simon Property Group, Inc.	(76)	(12,496)
Tanger Factory Outlet Centers, Inc.	(378)	(12,368)
Taubman Centers, Inc.	(170)	(12,410)
UDR, Inc.	(454)	(12,372)
Vornado Realty Trust	(124)	(12,395)
Weingarten Realty Investors	(394)	(12,411)
		(334,176)
Real Estate Management & Development - (0.9%)
CBRE Group, Inc., Class A*	(416)	(12,372)
Howard Hughes Corp./The*	(82)	(12,300)
		(24,672)
Road & Rail - (0.9%)
J.B. Hunt Transport Services, Inc.	(168)	(12,440)
Landstar System, Inc.	(172)	(12,417)
		(24,857)
Semiconductors & Semiconductor Equipment - (0.9%)
Cavium, Inc.*	(246)	(12,234)
SunEdison, Inc.*	(656)	(12,385)
		(24,619)
Software - (5.8%)
Aspen Technology, Inc.*	(326)	(12,297)
Concur Technologies, Inc.*	(98)	(12,428)
FactSet Research Systems, Inc.	(102)	(12,396)
Fortinet, Inc.*	(488)	(12,329)
Guidewire Software, Inc.*	(276)	(12,238)
NetSuite, Inc.*	(138)	(12,357)
Qlik Technologies, Inc.*	(458)	(12,384)
salesforce.com, Inc.*	(216)	(12,427)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
ServiceNow, Inc.*	(210)	$(12,344)
Splunk, Inc.*	(226)	(12,511)
Tyler Technologies, Inc.*	(140)	(12,376)
Ultimate Software Group, Inc./The*	(88)	(12,453)
Workday, Inc., Class A*	(150)	(12,375)
		(160,915)
Specialty Retail - (3.6%)
CarMax, Inc.*	(266)	(12,356)
Home Depot, Inc./The	(136)	(12,476)
O'Reilly Automotive, Inc.*	(82)	(12,329)
Restoration Hardware Holdings, Inc.*	(156)	(12,410)
Tiffany & Co.	(128)	(12,328)
Tractor Supply Co.	(202)	(12,425)
Ulta Salon Cosmetics & Fragrance, Inc.*	(104)	(12,290)
Williams-Sonoma, Inc.	(186)	(12,382)
		(98,996)
Textiles, Apparel & Luxury Goods - (2.7%)
Carter's, Inc.	(160)	(12,403)
Kate Spade & Co.*	(470)	(12,328)
Lululemon Athletica, Inc.*	(296)	(12,435)
Michael Kors Holdings Ltd.*	(174)	(12,422)
NIKE, Inc., Class B	(138)	(12,310)
Under Armour, Inc., Class A*	(180)	(12,438)
		(74,336)
Trading Companies & Distributors - (1.3%)
Fastenal Co.	(276)	(12,392)
HD Supply Holdings, Inc.*	(456)	(12,431)
W.W. Grainger, Inc.	(50)	(12,582)
		(37,405)
Water Utilities - (0.4%)
Aqua America, Inc.	(524)	(12,330)

Wireless Telecommunication Services - (0.5%)
SBA Communications Corp., Class A*	(112)	(12,421)

Total Common Stocks Held Short (Proceeds Received $2,420,111)		(2,475,448)
Total Securities Sold Short (Proceeds Received $2,420,111 )		(2,475,448)
Other assets less liabilities — 101.0%		2,811,733
Net Assets — 100.0%		$2,784,108

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2014, the aggregate amount held in a segregated account was $1,812,505.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,576
Aggregate gross unrealized depreciation	(269,151)
Net unrealized depreciation	$(125,575)
Federal income tax cost of investments	$97,950

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation
305,360	USD	10/05/2015	Morgan Stanley	0.61%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(1))	$27,753
(291,958	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(1))	(0.09)%	(13,101)
						$14,652

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 87.5%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.	80	$5,274
Esterline Technologies Corp.(a)*	47	5,230
Exelis, Inc.	320	5,293
HEICO Corp.(a)	112	5,230
Teledyne Technologies, Inc.(a)*	56	5,264
Triumph Group, Inc.(a)	81	5,269
Vectrus, Inc.*	1	14
		31,574
Auto Components - 1.8%
Dana Holding Corp.	276	5,291
Gentex Corp.(a)	198	5,300
Tenneco, Inc.(a)*	101	5,283
Visteon Corp.(a)*	54	5,252
		21,126
Automobiles - 0.4%
Thor Industries, Inc.(a)	102	5,253

Banks - 3.5%
Associated Banc-Corp(a)	303	5,278
Bank of Hawaii Corp.(a)	93	5,283
First Horizon National Corp.	431	5,293
FirstMerit Corp.(a)	299	5,262
Hancock Holding Co.(a)	164	5,256
Popular, Inc.(a)*	179	5,269
Synovus Financial Corp.	223	5,272
TCF Financial Corp.(a)	339	5,265
		42,178
Biotechnology - 0.9%
Cepheid, Inc.(a)*	119	5,240
Isis Pharmaceuticals, Inc.(a)*	135	5,242
		10,482
Capital Markets - 0.9%
Federated Investors, Inc., Class B(a)	180	5,285
Stifel Financial Corp.(a)*	112	5,251
		10,536
Chemicals - 1.8%
Axiall Corp.(a)	147	5,264
Cabot Corp.(a)	104	5,280
Cytec Industries, Inc.	111	5,249
Scotts Miracle-Gro Co./The, Class A(a)	96	5,280
		21,073
Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.(a)*	98	5,284
Copart, Inc.*	168	5,261
Covanta Holding Corp.	250	5,305
KAR Auction Services, Inc.	185	5,296
R.R. Donnelley & Sons Co.	321	5,284
		26,430
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	485	5,272
JDS Uniphase Corp.(a)*	412	5,274
Riverbed Technology, Inc.*	284	5,267
ViaSat, Inc.(a)*	95	5,236
		21,049
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	156	5,265
EMCOR Group, Inc.(a)	131	5,235
KBR, Inc.	280	5,272
		15,772
Consumer Finance - 0.9%
Portfolio Recovery Associates, Inc.(a)*	101	5,275
SLM Corp.	616	5,273
		10,548
Containers & Packaging - 0.4%
Silgan Holdings, Inc.(a)	112	5,264

Distributors - 0.4%
Pool Corp.(a)	97	5,230

Diversified Consumer Services - 1.3%
Apollo Education Group, Inc.(a)*	209	5,256
Graham Holdings Co., Class B	8	5,597
Sotheby's(a)	147	5,251
		16,104
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.	815	5,306

Electric Utilities - 2.2%
Cleco Corp.(a)	110	5,296
Great Plains Energy, Inc.(a)	219	5,293
Hawaiian Electric Industries, Inc.(a)	198	5,257
IDACORP, Inc.(a)	98	5,254
Portland General Electric Co.(a)	164	5,268
		26,368
Electrical Equipment - 1.3%
Babcock & Wilcox Co./The(a)	191	5,289
EnerSys(a)	90	5,278
Regal-Beloit Corp.(a)	82	5,268
		15,835
Electronic Equipment, Instruments & Components - 2.6%
Anixter International, Inc.(a)	62	5,260
Belden, Inc.(a)	82	5,250
Cognex Corp.(a)*	130	5,235
FEI Co.(a)	70	5,279
IPG Photonics Corp.(a)*	77	5,296
Zebra Technologies Corp., Class A(a)*	75	5,323
		31,643
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc.(a)*	121	5,286
Bristow Group, Inc.(a)	78	5,242
Dril-Quip, Inc.*	59	5,275
Helix Energy Solutions Group, Inc.(a)*	239	5,272
Oil States International, Inc.*	84	5,200
Rowan Cos., plc, Class A(a)	208	5,264
Unit Corp.(a)*	90	5,279
		36,818
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.(a)	73	5,234
United Natural Foods, Inc.(a)*	86	5,286
		10,520
Food Products - 1.3%
Darling Ingredients, Inc.*	287	5,258
Hain Celestial Group, Inc./The(a)*	51	5,220

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
TreeHouse Foods, Inc.(a)*	66	$5,313
		15,791
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.(a)	157	5,264
Questar Corp.	236	5,261
		10,525
Health Care Equipment & Supplies - 2.2%
Alere, Inc.(a)*	136	5,274
Sirona Dental Systems, Inc.*	69	5,291
STERIS Corp.(a)	97	5,234
Teleflex, Inc.	50	5,252
West Pharmaceutical Services, Inc.(a)	117	5,237
		26,288
Health Care Providers & Services - 3.5%
Centene Corp.(a)*	64	5,293
Health Net, Inc.(a)*	114	5,257
HealthSouth Corp.(a)	142	5,240
LifePoint Hospitals, Inc.(a)*	76	5,258
Patterson Cos., Inc.(a)	127	5,262
Team Health Holdings, Inc.(a)*	91	5,277
VCA, Inc.(a)*	134	5,270
WellCare Health Plans, Inc.(a)*	88	5,310
		42,167
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	393	5,272
Medidata Solutions, Inc.(a)*	118	5,226
		10,498
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.(a)	104	5,282
Domino's Pizza, Inc.(a)	68	5,233
Panera Bread Co., Class A(a)*	32	5,207
Six Flags Entertainment Corp.(a)	153	5,262
Vail Resorts, Inc.(a)	61	5,292
Wendy's Co./The	638	5,270
		31,546
Household Durables - 1.8%
Leggett & Platt, Inc.(a)	151	5,273
NVR, Inc.(a)*	5	5,650
Tempur Sealy International, Inc.(a)*	94	5,280
Tupperware Brands Corp.(a)	76	5,247
		21,450
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.*	184	5,310

Insurance - 2.2%
Allied World Assurance Co. Holdings AG	143	5,268
Aspen Insurance Holdings Ltd.(a)	124	5,304
First American Financial Corp.(a)	194	5,261
ProAssurance Corp.(a)	120	5,288
Validus Holdings Ltd.(a)	134	5,245
		26,366
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	86	5,278

Internet Software & Services - 0.4%
AOL, Inc.(a)*	118	5,304

IT Services - 1.8%
CoreLogic, Inc.(a)*	194	5,251
DST Systems, Inc.(a)	63	5,287
Leidos Holdings, Inc.(a)	154	5,287
MAXIMUS, Inc.(a)	131	5,257
		21,082
Leisure Products - 0.4%
Brunswick Corp.(a)	125	5,268

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A(a)*	46	5,216
PAREXEL International Corp.(a)*	83	5,237
Techne Corp.(a)	56	5,239
		15,692
Machinery - 3.1%
Actuant Corp., Class A(a)	173	5,280
CLARCOR, Inc.(a)	83	5,236
Kennametal, Inc.(a)	128	5,288
Middleby Corp./The*	59	5,200
Navistar International Corp.(a)*	160	5,265
Toro Co./The(a)	89	5,271
Woodward, Inc.(a)	110	5,238
		36,778
Media - 2.2%
Cinemark Holdings, Inc.(a)	155	5,276
John Wiley & Sons, Inc., Class A(a)	94	5,274
Regal Entertainment Group, Class A	266	5,288
Sinclair Broadcast Group, Inc., Class A(a)	201	5,244
Starz, Class A(a)*	158	5,227
		26,309
Metals & Mining - 1.8%
Carpenter Technology Corp.(a)	117	5,283
Compass Minerals International, Inc.(a)	62	5,225
US Silica Holdings, Inc.	84	5,251
Worthington Industries, Inc.(a)	141	5,248
		21,007
Multiline Retail - 0.4%
Sears Holdings Corp.*	211	5,324

Multi-Utilities-0.4%
Vectren Corp.(a)	132	5,267

Oil, Gas & Consumable Fuels - 4.4%
Diamondback Energy, Inc.*	71	5,309
Oasis Petroleum, Inc.*	127	5,310
Peabody Energy Corp.	428	5,299
Rosetta Resources, Inc.(a)*	118	5,258
SandRidge Energy, Inc.*	1,230	5,277
SemGroup Corp., Class A	63	5,246
Teekay Corp.(a)	79	5,242
Ultra Petroleum Corp.(a)*	227	5,280
Western Refining, Inc.(a)	125	5,249
World Fuel Services Corp.(a)	132	5,269
		52,739
Paper & Forest Products - 0.4%
Domtar Corp.	151	5,305

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Pharmaceuticals - 0.9%
Akorn, Inc.*	144	$5,223
Pacira Pharmaceuticals, Inc.*	54	5,234
		10,457
Professional Services - 0.4%
Dun & Bradstreet Corp./The(a)	45	5,286

Real Estate Investment Trusts (REITs) - 10.5%
American Campus Communities, Inc.(a)	144	5,249
American Homes 4 Rent, Class A	312	5,270
CBL & Associates Properties, Inc.	296	5,298
CBS Outdoor Americas, Inc.	178	5,329
Chimera Investment Corp.	1,732	5,265
Columbia Property Trust, Inc.	221	5,275
Douglas Emmett, Inc.(a)	205	5,262
EPR Properties(a)	104	5,271
Equity Commonwealth	206	5,296
Equity Lifestyle Properties, Inc.(a)	124	5,253
Geo Group, Inc./The(a)	138	5,274
Healthcare Realty Trust, Inc.(a)	222	5,257
Highwoods Properties, Inc.(a)	136	5,290
Home Properties, Inc.(a)	90	5,242
LaSalle Hotel Properties(a)	153	5,239
Lexington Realty Trust	539	5,277
MFA Financial, Inc.	678	5,275
Piedmont Office Realty Trust, Inc., Class A	298	5,257
Post Properties, Inc.(a)	103	5,288
Retail Properties of America, Inc., Class A	362	5,296
RLJ Lodging Trust(a)	184	5,238
Tanger Factory Outlet Centers, Inc.(a)	161	5,268
Two Harbors Investment Corp.	546	5,280
Weingarten Realty Investors(a)	167	5,261
		126,510
Road & Rail - 0.4%
Landstar System, Inc.(a)	73	5,270

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.*	1,535	5,234
Atmel Corp.*	655	5,292
Teradyne, Inc.	273	5,294
		15,820
Software - 4.4%
Aspen Technology, Inc.*	139	5,243
CommVault Systems, Inc.(a)*	105	5,292
Fortinet, Inc.*	208	5,255
Guidewire Software, Inc.(a)*	118	5,232
Informatica Corp.*	156	5,342
SolarWinds, Inc.(a)*	125	5,256
SS&C Technologies Holdings, Inc.(a)*	120	5,267
TIBCO Software, Inc.(a)*	224	5,293
Tyler Technologies, Inc.(a)*	60	5,304
Ultimate Software Group, Inc./The(a)*	37	5,236
		52,720
Specialty Retail - 2.2%
Ascena Retail Group, Inc.(a)*	396	5,267
Chico's FAS, Inc.	358	5,288
CST Brands, Inc.(a)	146	5,249
DSW, Inc., Class A(a)	175	5,269
GNC Holdings, Inc., Class A(a)	136	5,268
		26,341
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.(a)	68	5,271
Kate Spade & Co.(a)*	200	5,246
Wolverine World Wide, Inc.	211	5,288
		15,805
Trading Companies & Distributors - 2.2%
Air Lease Corp.(a)	162	5,265
GATX Corp.(a)	91	5,312
MRC Global, Inc.(a)*	226	5,270
NOW, Inc.*	172	5,230
Watsco, Inc.(a)	61	5,257
		26,334
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	221	5,295

Total Common Stocks Held Long
(Cost $937,552)		1,054,241

Securities Sold Short - (87.2%)
Common Stocks Held Short - (87.2%)
Aerospace & Defense - (3.5%)
Boeing Co./The	(41)	(5,223)
General Dynamics Corp.	(41)	(5,211)
Honeywell International, Inc.	(56)	(5,215)
Lockheed Martin Corp.	(29)	(5,301)
Northrop Grumman Corp.	(40)	(5,270)
Precision Castparts Corp.	(22)	(5,211)
Raytheon Co.	(52)	(5,284)
United Technologies Corp.	(50)	(5,280)
		(41,995)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(32)	(5,167)
United Parcel Service, Inc., Class B	(53)	(5,209)
		(10,376)
Airlines - (0.9%)
American Airlines Group, Inc.	(148)	(5,251)
Delta Air Lines, Inc.	(145)	(5,242)
		(10,493)
Auto Components - (0.4%)
Johnson Controls, Inc.	(120)	(5,280)

Automobiles - (0.9%)
Ford Motor Co.	(356)	(5,265)
General Motors Co.	(165)	(5,270)
		(10,535)
Banks - (3.0%)
Bank of America Corp.	(308)	(5,251)
BB&T Corp.	(142)	(5,284)
Citigroup, Inc.	(101)	(5,234)
JPMorgan Chase & Co.	(87)	(5,241)
PNC Financial Services Group, Inc.	(61)	(5,220)
U.S. Bancorp	(126)	(5,271)
Wells Fargo & Co.	(101)	(5,239)
		(36,740)
Beverages - (0.9%)
Coca-Cola Co./The	(123)	(5,247)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
PepsiCo, Inc.	(56)	$(5,213)
		(10,460)
Biotechnology - (2.2%)
Amgen, Inc.	(37)	(5,197)
Biogen Idec, Inc.*	(16)	(5,293)
Celgene Corp.*	(55)	(5,213)
Gilead Sciences, Inc.*	(49)	(5,216)
Regeneron Pharmaceuticals, Inc.*	(15)	(5,408)
		(26,327)
Capital Markets - (3.5%)
Bank of New York Mellon Corp./The	(136)	(5,267)
BlackRock, Inc.	(16)	(5,253)
Charles Schwab Corp./The	(179)	(5,261)
Franklin Resources, Inc.	(96)	(5,243)
Goldman Sachs Group, Inc./The	(29)	(5,323)
Morgan Stanley	(152)	(5,255)
State Street Corp.	(71)	(5,226)
T. Rowe Price Group, Inc.	(67)	(5,253)
		(42,081)
Chemicals - (3.9%)
Air Products & Chemicals, Inc.	(40)	(5,207)
Dow Chemical Co./The	(100)	(5,244)
E.I. du Pont de Nemours & Co.	(73)	(5,238)
Ecolab, Inc.	(46)	(5,282)
LyondellBasell Industries N.V., Class A	(48)	(5,216)
Monsanto Co.	(47)	(5,288)
PPG Industries, Inc.	(27)	(5,312)
Praxair, Inc.	(41)	(5,289)
Sherwin-Williams Co./The	(24)	(5,256)
		(47,332)
Commercial Services & Supplies - (0.9%)
Tyco International Ltd.	(118)	(5,259)
Waste Management, Inc.	(110)	(5,228)
		(10,487)
Communications Equipment - (0.9%)
Cisco Systems, Inc.	(209)	(5,260)
QUALCOMM, Inc.	(70)	(5,234)
		(10,494)
Consumer Finance - (1.3%)
American Express Co.	(60)	(5,252)
Capital One Financial Corp.	(64)	(5,224)
Discover Financial Services	(82)	(5,280)
		(15,756)
Diversified Financial Services - (1.3%)
Berkshire Hathaway, Inc., Class B*	(38)	(5,249)
CME Group, Inc.	(66)	(5,277)
Intercontinental Exchange, Inc.	(27)	(5,267)
		(15,793)
Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(149)	(5,251)
Verizon Communications, Inc.	(105)	(5,249)
		(10,500)
Electric Utilities - (2.6%)
American Electric Power Co., Inc.	(101)	(5,273)
Duke Energy Corp.	(70)	(5,234)
Exelon Corp.	(154)	(5,250)
NextEra Energy, Inc.	(56)	(5,257)
PPL Corp.	(160)	(5,255)
Southern Co./The	(120)	(5,238)
		(31,507)
Electrical Equipment - (1.3%)
Eaton Corp. plc	(83)	(5,260)
Emerson Electric Co.	(84)	(5,257)
Rockwell Automation, Inc.	(48)	(5,274)
		(15,791)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(272)	(5,260)
TE Connectivity Ltd.	(95)	(5,253)
		(10,513)
Energy Equipment & Services - (1.7%)
Baker Hughes, Inc.	(81)	(5,270)
Halliburton Co.	(81)	(5,225)
National Oilwell Varco, Inc.	(69)	(5,251)
Schlumberger Ltd.	(52)	(5,288)
		(21,034)
Food & Staples Retailing - (1.7%)
Costco Wholesale Corp.	(42)	(5,264)
CVS Health Corp.	(66)	(5,253)
Walgreen Co.	(88)	(5,216)
Wal-Mart Stores, Inc.	(69)	(5,276)
		(21,009)
Food Products - (2.2%)
Archer-Daniels-Midland Co.	(103)	(5,263)
General Mills, Inc.	(104)	(5,247)
Kellogg Co.	(85)	(5,236)
Kraft Foods Group, Inc.	(93)	(5,245)
Mondelez International, Inc., Class A	(153)	(5,243)
		(26,234)
Health Care Equipment & Supplies - (1.3%)
Abbott Laboratories	(126)	(5,240)
Baxter International, Inc.	(73)	(5,239)
Medtronic, Inc.	(85)	(5,266)
		(15,745)
Health Care Providers & Services - (1.3%)
Express Scripts Holding Co.*	(74)	(5,227)
McKesson Corp.	(27)	(5,256)
UnitedHealth Group, Inc.	(61)	(5,261)
		(15,744)
Hotels, Restaurants & Leisure - (2.2%)
Carnival Corp.	(130)	(5,222)
Las Vegas Sands Corp.	(84)	(5,226)
McDonald's Corp.	(55)	(5,215)
Starbucks Corp.	(70)	(5,282)
Yum! Brands, Inc.	(73)	(5,254)
		(26,199)
Household Products - (1.3%)
Colgate-Palmolive Co.	(80)	(5,217)
Kimberly-Clark Corp.	(49)	(5,271)
Procter & Gamble Co./The	(63)	(5,276)
		(15,764)
Industrial Conglomerates - (1.3%)
3M Co.	(37)	(5,242)
Danaher Corp.	(69)	(5,243)
General Electric Co.	(205)	(5,252)
		(15,737)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Insurance - (4.4%)
ACE Ltd.	(50)	$(5,243)
Aflac, Inc.	(90)	(5,243)
Allstate Corp./The	(85)	(5,216)
American International Group, Inc.	(97)	(5,240)
Aon plc	(60)	(5,260)
Chubb Corp./The	(58)	(5,283)
Marsh & McLennan Cos., Inc.	(100)	(5,234)
MetLife, Inc.	(98)	(5,265)
Prudential Financial, Inc.	(60)	(5,276)
Travelers Cos., Inc./The	(56)	(5,261)
		(52,521)
Internet & Catalog Retail - (1.4%)
Amazon.com, Inc.*	(16)	(5,159)
Netflix, Inc.*	(12)	(5,414)
Priceline Group, Inc./The*	(5)	(5,793)
		(16,366)
Internet Software & Services - (2.6%)
eBay, Inc.*	(92)	(5,210)
Facebook, Inc., Class A*	(67)	(5,295)
Google, Inc.*	(9)	(5,196)
LinkedIn Corp., Class A*	(25)	(5,195)
Twitter, Inc.*	(102)	(5,261)
Yahoo!, Inc.*	(129)	(5,257)
		(31,414)
IT Services - (3.1%)
Accenture plc, Class A	(65)	(5,286)
Automatic Data Processing, Inc.	(63)	(5,234)
Cognizant Technology Solutions Corp., Class A*	(117)	(5,238)
Fidelity National Information Services, Inc.	(93)	(5,236)
International Business Machines Corp.	(28)	(5,315)
MasterCard, Inc., Class A	(71)	(5,249)
Visa, Inc., Class A	(25)	(5,334)
		(36,892)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(92)	(5,242)
Thermo Fisher Scientific, Inc.	(43)	(5,233)
		(10,475)
Machinery - (3.0%)
Caterpillar, Inc.	(53)	(5,249)
Cummins, Inc.	(40)	(5,279)
Deere & Co.	(64)	(5,247)
Illinois Tool Works, Inc.	(62)	(5,234)
Ingersoll-Rand plc	(93)	(5,241)
PACCAR, Inc.	(92)	(5,233)
Parker Hannifin Corp.	(46)	(5,251)
		(36,734)
Media - (3.5%)
CBS Corp., Class B	(98)	(5,243)
Comcast Corp., Class A	(98)	(5,270)
DISH Network Corp., Class A*	(82)	(5,296)
Liberty Global plc*	(128)	(5,250)
Time Warner, Inc.	(69)	(5,189)
Twenty-First Century Fox, Inc., Class A	(153)	(5,246)
Viacom, Inc., Class B	(68)	(5,232)
Walt Disney Co./The	(59)	(5,253)
		(41,979)
Metals & Mining - (0.4%)
Freeport-McMoRan, Inc.	(161)	(5,257)

Multiline Retail - (0.4%)
Target Corp.	(84)	(5,265)

Multi-Utilities-(1.3%)
Dominion Resources, Inc.	(76)	(5,251)
PG&E Corp.	(117)	(5,269)
Sempra Energy	(50)	(5,269)
		(15,789)
Oil, Gas & Consumable Fuels - (5.2%)
Anadarko Petroleum Corp.	(52)	(5,275)
Apache Corp.	(56)	(5,257)
Chevron Corp.	(44)	(5,250)
ConocoPhillips	(69)	(5,280)
EOG Resources, Inc.	(53)	(5,248)
Exxon Mobil Corp.	(56)	(5,267)
Hess Corp.	(56)	(5,282)
Kinder Morgan, Inc.	(138)	(5,291)
Occidental Petroleum Corp.	(55)	(5,288)
Phillips 66	(65)	(5,285)
Pioneer Natural Resources Co.	(27)	(5,318)
Williams Cos., Inc./The	(95)	(5,258)
		(63,299)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(70)	(5,230)

Pharmaceuticals - (3.5%)
AbbVie, Inc.	(91)	(5,256)
Actavis plc*	(22)	(5,308)
Allergan, Inc.	(29)	(5,167)
Bristol-Myers Squibb Co.	(103)	(5,272)
Eli Lilly & Co.	(81)	(5,253)
Johnson & Johnson	(49)	(5,223)
Merck & Co., Inc.	(88)	(5,217)
Pfizer, Inc.	(177)	(5,234)
		(41,930)
Real Estate Investment Trusts (REITs) - (3.1%)
American Tower Corp.	(56)	(5,243)
Crown Castle International Corp.	(65)	(5,235)
Equity Residential	(85)	(5,234)
General Growth Properties, Inc.	(224)	(5,275)
Prologis, Inc.	(139)	(5,240)
Public Storage	(32)	(5,307)
Simon Property Group, Inc.	(32)	(5,262)
		(36,796)
Road & Rail - (1.3%)
CSX Corp.	(164)	(5,258)
Norfolk Southern Corp.	(47)	(5,245)
Union Pacific Corp.	(48)	(5,204)
		(15,707)
Semiconductors & Semiconductor Equipment - (1.7%)
Applied Materials, Inc.	(243)	(5,251)
Intel Corp.	(151)	(5,258)
Micron Technology, Inc.*	(153)	(5,242)
Texas Instruments, Inc.	(110)	(5,246)
		(20,997)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Software - (2.6%)
Adobe Systems, Inc.*	(76)	$(5,259)
Intuit, Inc.	(60)	(5,259)
Microsoft Corp.	(114)	(5,285)
Oracle Corp.	(137)	(5,244)
salesforce.com, Inc.*	(92)	(5,293)
VMware, Inc., Class A*	(56)	(5,255)
		(31,595)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(57)	(5,229)
Lowe's Cos., Inc.	(100)	(5,292)
TJX Cos., Inc./The	(89)	(5,266)
		(15,787)
Technology Hardware, Storage & Peripherals - (1.3%)
Apple, Inc.	(52)	(5,239)
EMC Corp.	(179)	(5,237)
Hewlett-Packard Co.	(148)	(5,250)
		(15,726)
Textiles, Apparel & Luxury Goods - (0.9%)
NIKE, Inc., Class B	(59)	(5,263)
VF Corp.	(79)	(5,216)
		(10,479)
Tobacco - (1.3%)
Altria Group, Inc.	(114)	(5,237)
Philip Morris International, Inc.	(63)	(5,254)
Reynolds American, Inc.	(89)	(5,251)
		(15,742)
Trading Companies & Distributors - (0.4%)
W.W. Grainger, Inc.	(21)	(5,285)

Total Common Stocks Held Short (Proceeds Received $846,509)		(1,051,191)
Total Securities Sold Short (Proceeds Received $846,509 )		(1,051,191)
Other assets less liabilities — 99.7%		1,202,610
Net Assets — 100.0%		$1,205,660

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2014, the aggregate amount held in a segregated account was $777,777.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,790
Aggregate gross unrealized depreciation	(304,048)
Net unrealized depreciation	$(195,258)
Federal income tax cost of investments	$198,308

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Depreciation
134,271	USD	10/05/2015	Morgan Stanley	0.61%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$16,615
(131,800	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	(0.09)%	(24,190)
						$(7,575)

(1)	Stocks are ranked within the Target Index based on each company's market capitalization. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 88.8%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.(a)	102	$13,019
General Dynamics Corp.(a)	102	12,963
Raytheon Co.(a)	129	13,109
		39,091
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.(a)	198	13,131
Expeditors International of Washington, Inc.	321	13,026
		26,157
Automobiles - 0.5%
Tesla Motors, Inc.*	54	13,105

Beverages - 0.5%
PepsiCo, Inc.(a)	141	13,126

Biotechnology - 1.8%
Medivation, Inc.(a)*	132	13,051
Pharmacyclics, Inc.(a)*	111	13,035
Puma Biotechnology, Inc.*	54	12,883
Regeneron Pharmaceuticals, Inc.*	36	12,978
		51,947
Chemicals - 0.5%
Monsanto Co.(a)	117	13,164

Commercial Services & Supplies - 2.7%
Clean Harbors, Inc.(a)*	240	12,941
Covanta Holding Corp.(a)	615	13,050
R.R. Donnelley & Sons Co.(a)	792	13,036
Republic Services, Inc.(a)	336	13,111
Stericycle, Inc.*	111	12,938
Waste Management, Inc.	273	12,976
		78,052
Communications Equipment - 2.2%
Cisco Systems, Inc.(a)	519	13,063
Juniper Networks, Inc.	588	13,024
Motorola Solutions, Inc.(a)	207	13,099
Riverbed Technology, Inc.(a)*	702	13,019
ViaSat, Inc.*	234	12,898
		65,103
Construction Materials - 0.9%
Martin Marietta Materials, Inc.(a)	102	13,152
Vulcan Materials Co.	216	13,010
		26,162
Containers & Packaging - 2.2%
Ball Corp.(a)	207	13,097
Bemis Co., Inc.(a)	345	13,117
Crown Holdings, Inc.(a)*	294	13,089
Rock-Tenn Co., Class A(a)	273	12,989
Silgan Holdings, Inc.	276	12,972
		65,264
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	18	12,593

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	369	13,004

Electric Utilities - 3.1%
Duke Energy Corp.(a)	174	13,010
Edison International(a)	234	13,085
Exelon Corp.(a)	381	12,988
ITC Holdings Corp.(a)	366	13,041
Northeast Utilities(a)	294	13,024
OGE Energy Corp.(a)	351	13,026
Southern Co./The	300	13,095
		91,269
Electrical Equipment - 0.4%
Babcock & Wilcox Co./The(a)	471	13,042

Electronic Equipment, Instruments & Components - 2.2%
Cognex Corp.(a)*	321	12,927
Dolby Laboratories, Inc., Class A(a)*	312	13,038
FLIR Systems, Inc.(a)	417	13,069
Jabil Circuit, Inc.(a)	648	13,070
Zebra Technologies Corp., Class A*	183	12,988
		65,092
Energy Equipment & Services - 0.9%
Oil States International, Inc.*	207	12,813
Paragon Offshore plc*	1	6
Rowan Cos., plc, Class A	513	12,984
		25,803
Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.(a)	180	12,906
Costco Wholesale Corp.(a)	105	13,158
Rite Aid Corp.(a)*	2,688	13,010
Sysco Corp.	342	12,979
Whole Foods Market, Inc.	342	13,034
		65,087
Food Products - 3.1%
Bunge Ltd.(a)	156	13,140
ConAgra Foods, Inc.(a)	396	13,084
General Mills, Inc.(a)	258	13,016
JM Smucker Co./The	132	13,066
Kellogg Co.(a)	213	13,121
Keurig Green Mountain, Inc.(a)	99	12,883
Tyson Foods, Inc., Class A	330	12,992
		91,302
Gas Utilities - 0.4%
National Fuel Gas Co.	186	13,018

Health Care Equipment & Supplies - 1.3%
IDEXX Laboratories, Inc.(a)*	111	13,079
Sirona Dental Systems, Inc.*	168	12,882
Varian Medical Systems, Inc.*	162	12,980
		38,941
Health Care Providers & Services - 3.1%
Centene Corp.(a)*	156	12,903
DaVita HealthCare Partners, Inc.*	177	12,946
Express Scripts Holding Co.(a)*	186	13,137
Health Net, Inc.(a)*	282	13,003
Omnicare, Inc.(a)	210	13,075
WellCare Health Plans, Inc.*	216	13,033
WellPoint, Inc.	108	12,919
		91,016

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.(a)	255	$12,951
Cracker Barrel Old Country Store, Inc.(a)	126	13,002
Darden Restaurants, Inc.(a)	252	12,968
McDonald's Corp.(a)	138	13,084
		52,005
Household Durables - 0.5%
NVR, Inc.(a)*	12	13,560

Household Products - 1.8%
Church & Dwight Co., Inc.(a)	186	13,050
Clorox Co./The(a)	135	12,965
Kimberly-Clark Corp.(a)	120	12,908
Procter & Gamble Co./The(a)	156	13,064
		51,987
Industrial Conglomerates - 0.5%
Roper Industries, Inc.(a)	90	13,166

Insurance - 3.6%
Allied World Assurance Co. Holdings AG(a)	354	13,041
Arch Capital Group Ltd.(a)*	240	13,133
Axis Capital Holdings Ltd.(a)	276	13,063
Everest Re Group Ltd.(a)	81	13,123
First American Financial Corp.(a)	477	12,936
PartnerRe Ltd.(a)	120	13,187
RenaissanceRe Holdings Ltd.(a)	129	12,899
White Mountains Insurance Group Ltd.	21	13,231
		104,613
Internet Software & Services - 2.2%
eBay, Inc.(a)*	228	12,912
Equinix, Inc.(a)*	60	12,749
Facebook, Inc., Class A(a)*	165	13,041
IAC/InterActiveCorp(a)	198	13,048
LinkedIn Corp., Class A(a)*	63	13,091
		64,841
IT Services - 1.8%
Amdocs Ltd.(a)	285	13,076
Global Payments, Inc.(a)	186	12,998
International Business Machines Corp.(a)	69	13,098
Jack Henry & Associates, Inc.(a)	234	13,024
		52,196
Life Sciences Tools & Services - 1.3%
Charles River Laboratories International, Inc.(a)*	216	12,904
Quintiles Transnational Holdings, Inc.*	234	13,052
Waters Corp.*	132	13,084
		39,040
Machinery - 1.8%
Caterpillar, Inc.(a)	132	13,072
Deere & Co.(a)	159	13,037
Stanley Black & Decker, Inc.	147	13,052
Timken Co./The	306	12,971
		52,132
Media - 1.8%
Charter Communications, Inc., Class A(a)*	87	13,169
Regal Entertainment Group, Class A(a)	657	13,061
Scripps Networks Interactive, Inc., Class A	168	13,119
Sinclair Broadcast Group, Inc., Class A	498	12,993
		52,342
Metals & Mining - 2.2%
Alcoa, Inc.(a)	807	12,985
Compass Minerals International, Inc.(a)	153	12,895
Newmont Mining Corp.(a)	564	13,000
Royal Gold, Inc.(a)	201	13,053
United States Steel Corp.	330	12,926
		64,859
Multi-Utilities-0.9%
MDU Resources Group, Inc.(a)	468	13,015
Public Service Enterprise Group, Inc.(a)	351	13,071
		26,086
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.(a)	138	12,954
Cabot Oil & Gas Corp.(a)	399	13,043
Chesapeake Energy Corp.(a)	567	13,035
ConocoPhillips(a)	171	13,085
Denbury Resources, Inc.(a)	870	13,076
EQT Corp.(a)	141	12,907
Gulfport Energy Corp.(a)*	243	12,976
ONEOK, Inc.(a)	198	12,979
Peabody Energy Corp.(a)	1,056	13,073
Range Resources Corp.(a)	192	13,020
Southwestern Energy Co.*	372	13,002
Spectra Energy Corp.	333	13,074
Teekay Corp.	195	12,940
Ultra Petroleum Corp.*	558	12,979
		182,143
Paper & Forest Products - 0.4%
International Paper Co.(a)	273	13,033

Pharmaceuticals - 1.8%
Hospira, Inc.(a)*	249	12,956
Mallinckrodt plc(a)*	144	12,982
Merck & Co., Inc.(a)	219	12,982
Pacira Pharmaceuticals, Inc.*	132	12,793
		51,713
Real Estate Investment Trusts (REITs) - 13.3%
American Capital Agency Corp.(a)	612	13,005
American Realty Capital Properties, Inc.(a)	1,077	12,989
Annaly Capital Management, Inc.(a)	1,221	13,040
AvalonBay Communities, Inc.(a)	93	13,110
Chimera Investment Corp.(a)	4,275	12,996
EPR Properties(a)	258	13,075
Equity Lifestyle Properties, Inc.(a)	306	12,962
Equity Residential(a)	213	13,117
Federal Realty Investment Trust(a)	111	13,149
Geo Group, Inc./The(a)	339	12,957
HCP, Inc.(a)	327	12,985
Health Care REIT, Inc.(a)	207	12,911
Home Properties, Inc.(a)	222	12,929
MFA Financial, Inc.(a)	1,674	13,024
Mid-America Apartment Communities, Inc.(a)	198	12,999
National Retail Properties, Inc.(a)	375	12,964
NorthStar Realty Finance Corp.	735	12,987
Omega Healthcare Investors, Inc.(a)	381	13,026

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Post Properties, Inc.(a)	252	$12,938
Rayonier, Inc.(a)	420	13,079
Realty Income Corp.(a)	321	13,094
Retail Properties of America, Inc., Class A(a)	894	13,079
Senior Housing Properties Trust	621	12,991
Simon Property Group, Inc.	78	12,825
Spirit Realty Capital, Inc.	1,194	13,098
Starwood Property Trust, Inc.	594	13,044
Taubman Centers, Inc.	177	12,921
Two Harbors Investment Corp.	1,347	13,025
UDR, Inc.	477	12,998
Ventas, Inc.	210	13,010
		390,327
Road & Rail - 1.3%
Landstar System, Inc.(a)	180	12,994
Old Dominion Freight Line, Inc.(a)*	183	12,927
Union Pacific Corp.	120	13,011
		38,932
Semiconductors & Semiconductor Equipment - 0.9%
Maxim Integrated Products, Inc.(a)	432	13,064
RF Micro Devices, Inc.(a)*	1,122	12,948
		26,012
Software - 2.7%
Aspen Technology, Inc.(a)*	342	12,900
FactSet Research Systems, Inc.(a)	108	13,125
Microsoft Corp.(a)	282	13,074
Nuance Communications, Inc.(a)*	843	12,995
Symantec Corp.	555	13,048
TIBCO Software, Inc.*	552	13,044
		78,186
Specialty Retail - 4.5%
Ascena Retail Group, Inc.(a)*	978	13,007
AutoZone, Inc.(a)*	27	13,761
Dick's Sporting Goods, Inc.(a)	297	13,032
DSW, Inc., Class A(a)	432	13,008
GNC Holdings, Inc., Class A(a)	336	13,017
PetSmart, Inc.(a)	186	13,037
Restoration Hardware Holdings, Inc.*	165	13,126
Sally Beauty Holdings, Inc.*	477	13,055
Staples, Inc.	1,080	13,068
Williams-Sonoma, Inc.	195	12,981
		131,092
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.(a)	129	12,997
EMC Corp.(a)	444	12,991
Hewlett-Packard Co.(a)	366	12,982
NetApp, Inc.(a)	303	13,017
		51,987
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.(a)	366	13,033
Deckers Outdoor Corp.*	132	12,828
Michael Kors Holdings Ltd.(a)*	183	13,064
Under Armour, Inc., Class A*	189	13,060
		51,985
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.(a)	900	13,023

Tobacco - 0.4%
Reynolds American, Inc.(a)	222	13,098

Trading Companies & Distributors - 1.3%
GATX Corp.(a)	225	13,133
MRC Global, Inc.(a)*	558	13,013
Watsco, Inc.	150	12,927
		39,073
Water Utilities - 0.4%
American Water Works Co., Inc.(a)	270	13,022

Wireless Telecommunication Services - 0.4%
SBA Communications Corp., Class A*	117	12,975

Total Common Stocks Held Long
(Cost $2,710,695)		2,604,766

Securities Sold Short - (89.2%)
Common Stocks Held Short - (89.2%)
Aerospace & Defense - (1.8%)
Curtiss-Wright Corp.	(198)	(13,052)
Esterline Technologies Corp.*	(117)	(13,019)
Hexcel Corp.*	(330)	(13,101)
Textron, Inc.	(366)	(13,172)
		(52,344)
Airlines - (0.9%)
Spirit Airlines, Inc.*	(189)	(13,067)
United Continental Holdings, Inc.*	(282)	(13,195)
		(26,262)
Auto Components - (1.3%)
Goodyear Tire & Rubber Co./The	(579)	(13,077)
Johnson Controls, Inc.	(300)	(13,200)
Tenneco, Inc.*	(249)	(13,025)
		(39,302)
Automobiles - (0.4%)
General Motors Co.	(411)	(13,127)

Banks - (0.4%)
Citigroup, Inc.	(252)	(13,059)

Beverages - (0.5%)
Monster Beverage Corp.*	(144)	(13,200)

Biotechnology - (2.7%)
Alkermes plc*	(306)	(13,118)
BioMarin Pharmaceutical, Inc.*	(180)	(12,989)
Gilead Sciences, Inc.*	(123)	(13,093)
Intercept Pharmaceuticals, Inc.*	(54)	(12,781)
Isis Pharmaceuticals, Inc.*	(336)	(13,047)
Seattle Genetics, Inc.*	(354)	(13,162)
		(78,190)
Building Products - (0.5%)
Owens Corning	(414)	(13,144)

Capital Markets - (6.2%)
Affiliated Managers Group, Inc.*	(66)	(13,224)
Ameriprise Financial, Inc.	(105)	(12,955)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
BlackRock, Inc.	(39)	$(12,805)
Charles Schwab Corp./The	(447)	(13,137)
Eaton Vance Corp.	(345)	(13,017)
Federated Investors, Inc., Class B	(447)	(13,124)
Franklin Resources, Inc.	(240)	(13,106)
Goldman Sachs Group, Inc./The	(72)	(13,217)
Legg Mason, Inc.	(255)	(13,046)
Morgan Stanley	(378)	(13,067)
Raymond James Financial, Inc.	(246)	(13,181)
State Street Corp.	(177)	(13,029)
T. Rowe Price Group, Inc.	(168)	(13,171)
Waddell & Reed Financial, Inc., Class A	(252)	(13,026)
		(183,105)
Chemicals - (2.2%)
Axiall Corp.	(363)	(12,999)
Cabot Corp.	(258)	(13,099)
Eastman Chemical Co.	(162)	(13,104)
PPG Industries, Inc.	(66)	(12,985)
Westlake Chemical Corp.	(150)	(12,988)
		(65,175)
Commercial Services & Supplies - (0.4%)
ADT Corp./The	(369)	(13,085)

Communications Equipment - (0.9%)
ARRIS Group, Inc.*	(462)	(13,100)
Palo Alto Networks, Inc.*	(135)	(13,243)
		(26,343)
Construction & Engineering - (1.3%)
AECOM Technology Corp.*	(387)	(13,061)
Chicago Bridge & Iron Co. N.V.	(225)	(13,016)
Fluor Corp.	(195)	(13,024)
		(39,101)
Consumer Finance - (0.5%)
American Express Co.	(150)	(13,131)

Containers & Packaging - (0.9%)
Packaging Corp. of America	(204)	(13,019)
Sealed Air Corp.	(378)	(13,185)
		(26,204)
Diversified Consumer Services - (0.4%)
Apollo Education Group, Inc.*	(519)	(13,053)

Diversified Financial Services - (0.9%)
Moody's Corp.	(138)	(13,041)
Voya Financial, Inc.	(336)	(13,138)
		(26,179)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(288)	(13,170)

Electric Utilities - (1.3%)
FirstEnergy Corp.	(390)	(13,092)
Great Plains Energy, Inc.	(543)	(13,125)
IDACORP, Inc.	(243)	(13,027)
		(39,244)
Electrical Equipment - (1.8%)
Acuity Brands, Inc.	(111)	(13,066)
Eaton Corp. plc	(207)	(13,118)
EnerSys	(222)	(13,018)
Generac Holdings, Inc.*	(321)	(13,013)
		(52,215)
Electronic Equipment, Instruments & Components - (1.8%)
Anixter International, Inc.	(153)	(12,981)
Belden, Inc.	(204)	(13,060)
Corning, Inc.	(678)	(13,113)
Trimble Navigation Ltd.*	(429)	(13,084)
		(52,238)
Energy Equipment & Services - (2.7%)
Helix Energy Solutions Group, Inc.*	(594)	(13,104)
Noble Corp. plc	(594)	(13,199)
Oceaneering International, Inc.	(201)	(13,099)
Superior Energy Services, Inc.	(396)	(13,016)
Tidewater, Inc.	(333)	(12,997)
Weatherford International plc*	(630)	(13,104)
		(78,519)
Food & Staples Retailing - (0.4%)
United Natural Foods, Inc.*	(213)	(13,091)

Food Products - (0.5%)
Hain Celestial Group, Inc./The*	(129)	(13,203)

Gas Utilities - (0.4%)
UGI Corp.	(384)	(13,091)

Health Care Equipment & Supplies - (2.7%)
Abbott Laboratories	(315)	(13,101)
Align Technology, Inc.*	(252)	(13,023)
DexCom, Inc.*	(324)	(12,957)
Hill-Rom Holdings, Inc.	(315)	(13,050)
St Jude Medical, Inc.	(219)	(13,169)
West Pharmaceutical Services, Inc.	(291)	(13,025)
		(78,325)
Health Care Providers & Services - (0.9%)
Brookdale Senior Living, Inc.*	(408)	(13,146)
VCA, Inc.*	(333)	(13,097)
		(26,243)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(99)	(13,038)
Medidata Solutions, Inc.*	(294)	(13,021)
		(26,059)
Hotels, Restaurants & Leisure - (3.1%)
Hyatt Hotels Corp., Class A*	(216)	(13,072)
Las Vegas Sands Corp.	(210)	(13,064)
MGM Resorts International*	(573)	(13,053)
Norwegian Cruise Line Holdings Ltd.*	(360)	(12,967)
Royal Caribbean Cruises Ltd.	(195)	(13,122)
Starwood Hotels & Resorts Worldwide, Inc.	(156)	(12,981)
Wyndham Worldwide Corp.	(162)	(13,164)
		(91,423)
Household Durables - (3.1%)
D.R. Horton, Inc.	(639)	(13,112)
Jarden Corp.*	(219)	(13,164)
Mohawk Industries, Inc.*	(96)	(12,943)
PulteGroup, Inc.	(744)	(13,139)
Tempur Sealy International, Inc.*	(234)	(13,144)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Toll Brothers, Inc.*	(420)	$(13,087)
Whirlpool Corp.	(90)	(13,109)
		(91,698)
Independent Power and Renewable Electricity Producers - (1.3%)
AES Corp./The	(927)	(13,145)
Dynegy, Inc.*	(456)	(13,160)
NRG Energy, Inc.	(432)	(13,167)
		(39,472)
Insurance - (5.4%)
Aon plc	(150)	(13,151)
Assured Guaranty Ltd.	(588)	(13,030)
CNO Financial Group, Inc.	(771)	(13,076)
Genworth Financial, Inc., Class A*	(999)	(13,087)
Hartford Financial Services Group, Inc./The	(351)	(13,075)
Lincoln National Corp.	(243)	(13,020)
MetLife, Inc.	(243)	(13,054)
Old Republic International Corp.	(912)	(13,023)
Principal Financial Group, Inc.	(249)	(13,065)
Prudential Financial, Inc.	(150)	(13,191)
StanCorp Financial Group, Inc.	(207)	(13,078)
Unum Group	(381)	(13,099)
		(156,949)
Internet & Catalog Retail - (1.8%)
Amazon.com, Inc.*	(42)	(13,543)
Liberty Interactive Corp., Class A*	(459)	(13,091)
Liberty Ventures*	(345)	(13,096)
TripAdvisor, Inc.*	(144)	(13,164)
		(52,894)
Internet Software & Services - (1.8%)
CoStar Group, Inc.*	(84)	(13,065)
Pandora Media, Inc.*	(543)	(13,119)
Yelp, Inc.*	(192)	(13,104)
Zillow, Inc., Class A*	(111)	(12,875)
		(52,163)
IT Services - (2.2%)
CoreLogic, Inc.*	(483)	(13,075)
MasterCard, Inc., Class A	(177)	(13,084)
Teradata Corp.*	(312)	(13,079)
Visa, Inc., Class A	(60)	(12,802)
WEX, Inc.*	(117)	(12,907)
		(64,947)
Leisure Products - (0.9%)
Brunswick Corp.	(309)	(13,021)
Polaris Industries, Inc.	(87)	(13,032)
		(26,053)
Life Sciences Tools & Services - (0.4%)
Bruker Corp.*	(705)	(13,053)

Machinery - (6.3%)
Allison Transmission Holdings, Inc.	(459)	(13,077)
Colfax Corp.*	(231)	(13,160)
Cummins, Inc.	(99)	(13,066)
Flowserve Corp.	(186)	(13,117)
Ingersoll-Rand plc	(234)	(13,188)
Joy Global, Inc.	(240)	(13,090)
Middleby Corp./The*	(147)	(12,955)
Navistar International Corp.*	(396)	(13,032)
Nordson Corp.	(171)	(13,008)
Oshkosh Corp.	(297)	(13,113)
Parker Hannifin Corp.	(114)	(13,013)
Pentair plc	(201)	(13,163)
Terex Corp.	(414)	(13,153)
WABCO Holdings, Inc.*	(144)	(13,097)
		(183,232)
Marine - (0.4%)
Kirby Corp.*	(111)	(13,081)

Media - (0.9%)
AMC Networks, Inc., Class A*	(222)	(12,969)
CBS Corp., Class B	(243)	(13,001)
		(25,970)
Metals & Mining - (1.3%)
Allegheny Technologies, Inc.	(354)	(13,133)
US Silica Holdings, Inc.	(210)	(13,127)
Worthington Industries, Inc.	(348)	(12,953)
		(39,213)
Multiline Retail - (0.5%)
J.C. Penney Co., Inc.*	(1,314)	(13,192)

Multi-Utilities-(0.9%)
NiSource, Inc.	(321)	(13,155)
Vectren Corp.	(327)	(13,047)
		(26,202)
Oil, Gas & Consumable Fuels - (3.6%)
Cheniere Energy, Inc.*	(165)	(13,205)
Diamondback Energy, Inc.*	(174)	(13,012)
Newfield Exploration Co.*	(351)	(13,011)
Oasis Petroleum, Inc.*	(315)	(13,170)
Pioneer Natural Resources Co.	(66)	(13,000)
SemGroup Corp., Class A	(156)	(12,990)
Tesoro Corp.	(216)	(13,172)
Western Refining, Inc.	(309)	(12,975)
		(104,535)
Personal Products - (0.4%)
Nu Skin Enterprises, Inc., Class A	(291)	(13,104)

Pharmaceuticals - (2.7%)
AbbVie, Inc.	(225)	(12,996)
Allergan, Inc.	(72)	(12,830)
Jazz Pharmaceuticals plc*	(81)	(13,005)
Mylan, Inc.*	(288)	(13,101)
Pfizer, Inc.	(441)	(13,041)
Salix Pharmaceuticals Ltd.*	(84)	(13,124)
		(78,097)
Professional Services - (0.9%)
Dun & Bradstreet Corp./The	(111)	(13,039)
Manpowergroup, Inc.	(186)	(13,039)
		(26,078)
Real Estate Investment Trusts (REITs) - (1.8%)
Host Hotels & Resorts, Inc.	(612)	(13,054)
LaSalle Hotel Properties	(378)	(12,943)
Strategic Hotels & Resorts, Inc.*	(1,113)	(12,966)
Sunstone Hotel Investors, Inc.	(945)	(13,060)
		(52,023)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
Real Estate Management & Development - (0.4%)
CBRE Group, Inc., Class A*	(441)	$(13,115)

Road & Rail - (0.9%)
Avis Budget Group, Inc.*	(240)	(13,174)
Hertz Global Holdings, Inc.*	(516)	(13,101)
		(26,275)
Semiconductors & Semiconductor Equipment - (1.8%)
Atmel Corp.*	(1,626)	(13,138)
First Solar, Inc.*	(201)	(13,228)
Micron Technology, Inc.*	(381)	(13,053)
SunEdison, Inc.*	(693)	(13,084)
		(52,503)
Software - (4.0%)
CommVault Systems, Inc.*	(261)	(13,155)
Guidewire Software, Inc.*	(291)	(12,903)
Qlik Technologies, Inc.*	(483)	(13,060)
Red Hat, Inc.*	(234)	(13,139)
ServiceNow, Inc.*	(222)	(13,049)
Splunk, Inc.*	(240)	(13,286)
SS&C Technologies Holdings, Inc.*	(297)	(13,035)
Tyler Technologies, Inc.*	(147)	(12,995)
Workday, Inc., Class A*	(159)	(13,118)
		(117,740)
Specialty Retail - (2.7%)
Abercrombie & Fitch Co., Class A	(360)	(13,082)
American Eagle Outfitters, Inc.	(897)	(13,025)
Best Buy Co., Inc.	(393)	(13,201)
GameStop Corp., Class A	(315)	(12,978)
Penske Automotive Group, Inc.	(321)	(13,029)
Tractor Supply Co.	(213)	(13,102)
		(78,417)
Technology Hardware, Storage & Peripherals - (0.5%)
SanDisk Corp.	(135)	(13,223)

Textiles, Apparel & Luxury Goods - (0.9%)
Kate Spade & Co.*	(495)	(12,984)
Skechers U.S.A., Inc., Class A*	(246)	(13,114)
		(26,098)
Thrifts & Mortgage Finance - (0.9%)
MGIC Investment Corp.*	(1,671)	(13,051)
Ocwen Financial Corp.*	(501)	(13,116)
		(26,167)
Trading Companies & Distributors - (0.9%)
HD Supply Holdings, Inc.*	(480)	(13,085)
United Rentals, Inc.*	(117)	(12,998)
		(26,083)
Wireless Telecommunication Services - (0.4%)
Sprint Corp.*	(2,061)	(13,067)

Total Common Stocks Held Short (Proceeds Received $2,765,362)		(2,615,469)
Total Securities Sold Short (Proceeds Received $2,765,362 )		(2,615,469)
Other assets less liabilities — 100.4%		2,941,995
Net Assets — 100.0%		$2,931,292

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2014, the aggregate amount held in a segregated account was $1,856,912.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,842
Aggregate gross unrealized depreciation	(335,276)
Net unrealized depreciation	$(305,434)
Federal income tax cost of investments	$294,731

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2014 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation
276,182	USD	10/05/2015	Morgan Stanley	0.61%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$45,770
(320,779	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	(0.09)%	10,786
						$56,556

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to "Principal Investment Strategies" in the Fund's Prospectus for additional information about the Fund's Target Index.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

September 30, 2014 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of eight series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund. As of September 30, 2014, the QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund had not commenced operations. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”), which is a Dow Jones U.S. Thematic Market Neutral Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, where such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities valued using amortized cost would typically be categorized as Level 2 in the fair value hierarchy described below.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1— Quoted prices in active markets for identical assets.

• Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2014 (Unaudited)

The following is a summary of the valuations as of September 30, 2014, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*			Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,082,004	$19,429	$	―	$1,101,433
Liabilities:	(1,090,132)	(16,267)		―	(1,106,399)
Totals:	$(8,128)	$3,162	$	―	$(4,966)
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,447,823	$27,753	$	―	$2,475,576
Liabilities:	(2,475,448)	(13,101)		―	(2,488,549)
Totals:	$(27,625)	$14,652	$	―	$(12,973)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,054,241	$16,615	$	―	$1,070,856
Liabilities:	(1,051,191)	(24,190)		―	(1,075,381)
Totals:	$3,050	$(7,575)	$	―	$(4,525)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$2,604,766	$56,556	$	―	$2,661,322
Liabilities:	(2,615,469)	―		―	(2,615,469)
Totals:	$(10,703)	$56,556	$	―	$45,853

*The tables above are based on market values or unrealized appreciation/ (depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2014, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending September 30, 2014, based on the valuation input Levels assigned to securities on June 30, 2014.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the period ended September 30, 2014.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2014 (Unaudited)

the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended September 30, 2014:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$149,589	$(142,857)
QuantShares U.S. Market Neutral Value Fund	337,380	(307,385)
QuantShares U.S. Market Neutral Size Fund	155,509	(155,551)
QuantShares U.S. Market Neutral Anti-Beta Fund	434,133	(424,640)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3.	Principal Risks

Momentum Risk: For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk: For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2014 (Unaudited)

performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk: For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds' organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5. Significant Matter

The June 30, 2013 financial statements of the Funds had contained a going concern footnote related to significant redemptions from certain of the Funds which resulted in a significant reduction in the net assets of the Trust. Since the issuance of the Funds’ June 30, 2013 financial statements, the Funds’ Advisor has obtained additional working capital, arranged for a letter of credit to cover the Funds’ estimated net waivers/reimbursements, and entered into new sub-advisory arrangements with third parties which will allow for its continued operations and payment of future obligations under its fee waiver and expense limitation agreement with the Trust.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2014 (Unaudited)

6.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 24, 2014

By:
/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
November 24, 2014